  As filed with the Securities and Exchange Commission on January 21, 2003.
                                                               File No. 33-03919

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 26 TO
                                  THE FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Variable Account C of Fortis Benefits Insurance
     Company

B.   Name of depositor: Fortis Benefits Insurance Company

C.   Complete address of depositor's principal executive offices:

     500 Bielenberg Drive
     Woodbury, Minnesota 55125

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life Insurance Company
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X    on January 27, 2003 pursuant to paragraph (b) of Rule 485
     ---
           60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
           on ___________, 2002 pursuant to paragraph (a)(1) of Rule 485
     ---
           this post-effective amendment designates a new effective date for a
     ---   previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The Prospectus is incorporated in Part A of this Post-Effective Amendment No. 26, by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 33-03919), as filed on April 22, 2002 and declared effective on May 1, 2002. A Supplement to the Prospectus, dated January 27, 2003, is included in Part A of this Post-Effective Amendment.

This Post-Effective Amendment does not supercede Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 22, 2002.

                             HARMONY INVESTMENT LIFE
                               VARIABLE ACCOUNT C
                        FORTIS BENEFITS INSURANCE COMPANY

      SUPPLEMENT DATED JANUARY 27, 2003 TO THE PROSPECTUS DATED MAY 1, 2002


On January 15, 2003, shareholders approved a reorganization of certain Funds offered under your policy. Effective January 24, 2003, these Funds, each called a "Target Fund" below, were reorganized into a corresponding "Acquiring Fund." As a result, all assets and liabilities of each Target Fund were transferred into the corresponding Acquiring Fund, and shareholders of each Target Fund received shares of the corresponding Acquiring Fund.

TARGET FUND                                   REORGANIZED INTO        ACQUIRING FUND
Hartford International Stock II HLS Fund      Hartford International Opportunities HLS Fund
Hartford Global Equity HLS Fund               Hartford Global Leaders HLS Fund
Hartford Blue Chip Stock II HLS Fund          Hartford Growth and Income HLS Fund
Hartford Investors Growth HLS Fund            Hartford Growth and Income HLS Fund
Hartford American Leaders HLS Fund            Hartford Stock HLS Fund

As a result, if any of your policy value was allocated to a Target Fund within your policy, that policy value is now allocated to the corresponding Acquiring Fund, and the prospectus for your policy is amended as follows:

All information relating to the Hartford International Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Investors Growth HLS Fund, and Hartford American Leaders HLS Fund is removed from the prospectus.

The following Sub-Accounts and underlying Funds are added to the prospectus:

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford International Opportunities HLS Fund

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford Stock HLS Fund

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford Capital Appreciation HLS Fund

The Annual Fund Operating Expenses table in the prospectus is replaced with the following:

                         ANNUAL FUND OPERATING EXPENSES
                            AS OF THE FUND'S YEAR END
                         (As a percentage of net assets)

                                                                                      TOTAL FUND
                                                     MANAGEMENT        OTHER           OPERATING
                                                       FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         0.45%           0.04%           0.49%
----------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund           0.44%           0.03%           0.47%
----------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                 0.47%           0.04%           0.51%
----------------------------------------------------------------------------------------------------
Hartford Multi-Sector Bond HLS Fund                    0.75%           0.08%           0.83%
----------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                           0.78%           0.03%           0.81%
----------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund          0.73%           0.08%           0.81%
----------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund                  0.85%           0.12%           0.97%
----------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                       0.74%           0.07%           0.81%
----------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                             0.63%           0.04%           0.67%
----------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                0.46%           0.03%           0.49%
----------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                  0.69%           0.04%           0.73%
----------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund                0.90%           0.15%           1.05%
----------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                    0.75%           0.04%           0.79%
----------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                0.40%           0.04%           0.44%
----------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                      0.88%           0.04%           0.92%
----------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund                     0.90%           0.05%           0.95%
----------------------------------------------------------------------------------------------------
Hartford MidCap Stock HLS Fund                         0.90%           0.07%           0.97%
----------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                 0.62%           0.04%           0.66%
----------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                      0.87%           0.05%           0.92%
----------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                     0.64%           0.05%           0.69%
----------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                 0.64%           0.05%           0.69%
----------------------------------------------------------------------------------------------------

The following is added to the prospectus under the section entitled "The Funds":

Hartford International Opportunities HLS Fund, Hartford Stock HLS Fund and Hartford Capital Appreciation HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management company. HL Investment Advisors, LLC serves as the investment adviser, and Wellington Management Company, LLP ("Wellington Management") serves as the investment sub-adviser.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD CAPITAL APPRECIATION HLS FUND - Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-4560
33-03919

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this Registration Statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 -- (UNAUDITED)


                             HARTFORD HLS      HARTFORD HLS     HARTFORD HLS
                            FUND -- GROWTH     FUND -- U.S.     FUND -- MONEY
                            OPPORTUNITIES    GOV'T SECURITIES      MARKET
                           ----------------  ----------------  ---------------
ASSETS:
  Investments:
    Hartford HLS Fund --
     Growth Opportunities
    Shares 11,271,039
    Cost $324,221,258
      Market Value.......    $170,070,963         --                --
    Hartford HLS Fund --
     U.S. Gov't
     Securities
    Shares 1,983,394
    Cost $21,134,648
      Market Value.......        --            $22,308,026          --
    Hartford HLS Fund --
     Money Market
    Shares 21,471,420
    Cost $21,471,420
      Market Value.......        --               --             $21,471,420
    Hartford HLS Fund --
     Advisers
    Shares 28,760,770
    Cost $63,650,969
      Market Value.......        --               --                --
    Hartford HLS Fund --
     Bond
    Shares 9,776,254
    Cost $11,305,236
      Market Value.......        --               --                --
    Hartford HLS Fund --
     Global Leaders
    Shares 61,776,081
    Cost $85,300,946
      Market Value.......        --               --                --
    Hartford HLS Fund --
     Small Cap Growth
    Shares 5,902,326
    Cost $115,963,136
      Market Value.......        --               --                --
    Hartford HLS Fund --
     Growth & Income
    Shares 36,637,539
    Cost $39,266,927
      Market Value.......        --               --                --
    Hartford HLS Fund --
     High Yield
    Shares 7,019,868
    Cost $6,589,635
      Market Value.......        --               --                --
    Hartford HLS Fund --
     International Stock
     II
    Shares 866,125
    Cost $10,039,644
      Market Value.......        --               --                --
  Other Assets...........        --               --                --
                             ------------      -----------       -----------
  Total Assets...........     170,070,963       22,308,026        21,471,420
                             ------------      -----------       -----------
LIABILITIES:
  Other Liabilities......        --               --                --
                             ------------      -----------       -----------
  Net Assets (variable
   life contract
   liabilities)..........    $170,070,963      $22,308,026       $21,471,420
                             ============      ===========       ===========
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       8,667,088        1,177,333         1,549,865
  Unit Values*...........    $  19.622619      $ 18.947932       $ 13.853736

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                             HARTFORD       HARTFORD        HARTFORD      HARTFORD HLS         HARTFORD         HARTFORD
                            HLS FUND --    HLS FUND --    HLS FUND --     FUND -- SMALL      HLS FUND --       HLS FUND --
                             ADVISERS         BOND       GLOBAL LEADERS    CAP GROWTH      GROWTH & INCOME     HIGH YIELD
                           -------------  -------------  --------------  ---------------  ------------------  -------------
ASSETS:
  Investments:
    Hartford HLS Fund --
     Growth Opportunities
    Shares 11,271,039
    Cost $324,221,258
      Market Value.......       --             --             --              --                --                --
    Hartford HLS Fund --
     U.S. Gov't
     Securities
    Shares 1,983,394
    Cost $21,134,648
      Market Value.......       --             --             --              --                --                --
    Hartford HLS Fund --
     Money Market
    Shares 21,471,420
    Cost $21,471,420
      Market Value.......       --             --             --              --                --                --
    Hartford HLS Fund --
     Advisers
    Shares 28,760,770
    Cost $63,650,969
      Market Value.......   $53,780,857        --             --              --                --                --
    Hartford HLS Fund --
     Bond
    Shares 9,776,254
    Cost $11,305,236
      Market Value.......       --         $11,212,239        --              --                --                --
    Hartford HLS Fund --
     Global Leaders
    Shares 61,776,081
    Cost $85,300,946
      Market Value.......       --             --         $65,397,210         --                --                --
    Hartford HLS Fund --
     Small Cap Growth
    Shares 5,902,326
    Cost $115,963,136
      Market Value.......       --             --             --           $62,620,725          --                --
    Hartford HLS Fund --
     Growth & Income
    Shares 36,637,539
    Cost $39,266,927
      Market Value.......       --             --             --              --             $29,752,576          --
    Hartford HLS Fund --
     High Yield
    Shares 7,019,868
    Cost $6,589,635
      Market Value.......       --             --             --              --                --             $5,562,564
    Hartford HLS Fund --
     International Stock
     II
    Shares 866,125
    Cost $10,039,644
      Market Value.......       --             --             --              --                --                --
  Other Assets...........       --             --             --              --                --                --
                            -----------    -----------    -----------      -----------       -----------       ----------
  Total Assets...........    53,780,857     11,212,239     65,397,210       62,620,725        29,752,576        5,562,564
                            -----------    -----------    -----------      -----------       -----------       ----------
LIABILITIES:
  Other Liabilities......       --             --             --              --                --                --
                            -----------    -----------    -----------      -----------       -----------       ----------
  Net Assets (variable
   life contract
   liabilities)..........   $53,780,857    $11,212,239    $65,397,210      $62,620,725       $29,752,576       $5,562,564
                            ===========    ===========    ===========      ===========       ===========       ==========
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........     3,021,870        614,850      4,944,548        5,135,145         2,230,157          577,275
  Unit Values*...........   $ 17.797211    $ 18.235731    $ 13.226125      $ 12.194539       $ 13.341023       $ 9.635900

                             HARTFORD
                            HLS FUND --
                           INTERNATIONAL
                             STOCK II
                           -------------
ASSETS:
  Investments:
    Hartford HLS Fund --
     Growth Opportunities
    Shares 11,271,039
    Cost $324,221,258
      Market Value.......      --
    Hartford HLS Fund --
     U.S. Gov't
     Securities
    Shares 1,983,394
    Cost $21,134,648
      Market Value.......      --
    Hartford HLS Fund --
     Money Market
    Shares 21,471,420
    Cost $21,471,420
      Market Value.......      --
    Hartford HLS Fund --
     Advisers
    Shares 28,760,770
    Cost $63,650,969
      Market Value.......      --
    Hartford HLS Fund --
     Bond
    Shares 9,776,254
    Cost $11,305,236
      Market Value.......      --
    Hartford HLS Fund --
     Global Leaders
    Shares 61,776,081
    Cost $85,300,946
      Market Value.......      --
    Hartford HLS Fund --
     Small Cap Growth
    Shares 5,902,326
    Cost $115,963,136
      Market Value.......      --
    Hartford HLS Fund --
     Growth & Income
    Shares 36,637,539
    Cost $39,266,927
      Market Value.......      --
    Hartford HLS Fund --
     High Yield
    Shares 7,019,868
    Cost $6,589,635
      Market Value.......      --
    Hartford HLS Fund --
     International Stock
     II
    Shares 866,125
    Cost $10,039,644
      Market Value.......   $5,707,074
  Other Assets...........      --
                            ----------
  Total Assets...........    5,707,074
                            ----------
LIABILITIES:
  Other Liabilities......      --
                            ----------
  Net Assets (variable
   life contract
   liabilities)..........   $5,707,074
                            ==========
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........      866,125
  Unit Values*...........   $ 6.589204

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-3 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2002 -- (UNAUDITED)

                                               HARTFORD
                               HARTFORD       HLS FUND --    HARTFORD HLS
                             HLS FUND --     INTERNATIONAL   FUND -- VALUE
                           MULTISECTOR BOND      STOCK       OPPORTUNITIES
                           ----------------  -------------  ---------------
ASSETS:
  Investments:
    Hartford HLS Fund --
     Multisector Bond
    Shares 374,271
    Cost $4,022,203
      Market Value.......     $3,970,084          --             --
    Hartford HLS Fund --
     International Stock
    Shares 2,861,500
    Cost $39,253,183
      Market Value.......       --            $24,956,858        --
    Hartford HLS Fund --
     Value Opportunities
    Shares 1,929,462
    Cost $28,806,599
      Market Value.......       --                --          $18,901,201
    Hartford HLS Fund --
     Index
    Shares 23,984,602
    Cost $70,609,982
      Market Value.......       --                --             --
    Hartford HLS Fund --
     Blue Chip Stock
    Shares 3,225,569
    Cost $56,400,889
      Market Value.......       --                --             --
    Hartford HLS Fund --
     Mid Cap Stock
    Shares 1,210,678
    Cost $12,097,413
      Market Value.......       --                --             --
    Hartford HLS Fund --
     Large Cap Growth
    Shares 1,803,366
    Cost $22,200,275
      Market Value.......       --                --             --
    Hartford HLS Fund --
     Small Cap Value
    Shares 1,810,465
    Cost $22,003,535
      Market Value.......       --                --             --
    Hartford HLS Fund --
     Global Equity
    Shares 246,785
    Cost $2,184,577
      Market Value.......       --                --             --
    Hartford HLS Fund --
     Investors Growth
    Shares 627,529
    Cost $4,851,041
      Market Value.......       --                --             --
  Other Assets...........       --                --             --
                              ----------      -----------     -----------
  Total Assets...........      3,970,084       24,956,858      18,901,201
                              ----------      -----------     -----------
LIABILITIES:
  Other Liabilities......       --                --             --
                              ----------      -----------     -----------
  Net Assets.............     $3,970,084      $24,956,858     $18,901,201
                              ==========      ===========     ===========
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........        321,608        2,527,784       1,780,860
  Unit Values*...........     $12.344481      $  9.873018     $ 10.613524

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                                                         HARTFORD
                             HARTFORD     HARTFORD HLS  HARTFORD HLS   HARTFORD HLS     HARTFORD HLS      HARTFORD      HLS FUND --
                            HLS FUND --   FUND -- BLUE  FUND -- MID    FUND -- LARGE    FUND -- SMALL    HLS FUND --     INVESTORS
                               INDEX       CHIP STOCK    CAP STOCK      CAP GROWTH        CAP VALUE     GLOBAL EQUITY     GROWTH
                           -------------  ------------  ------------  ---------------  ---------------  -------------  -------------
ASSETS:
  Investments:
    Hartford HLS Fund --
     Multisector Bond
    Shares 374,271
    Cost $4,022,203
      Market Value.......       --            --            --             --               --              --             --
    Hartford HLS Fund --
     International Stock
    Shares 2,861,500
    Cost $39,253,183
      Market Value.......       --            --            --             --               --              --             --
    Hartford HLS Fund --
     Value Opportunities
    Shares 1,929,462
    Cost $28,806,599
      Market Value.......       --            --            --             --               --              --             --
    Hartford HLS Fund --
     Index
    Shares 23,984,602
    Cost $70,609,982
      Market Value.......   $52,558,994       --            --             --               --              --             --
    Hartford HLS Fund --
     Blue Chip Stock
    Shares 3,225,569
    Cost $56,400,889
      Market Value.......       --        $38,090,742       --             --               --              --             --
    Hartford HLS Fund --
     Mid Cap Stock
    Shares 1,210,678
    Cost $12,097,413
      Market Value.......       --            --         $9,965,333        --               --              --             --
    Hartford HLS Fund --
     Large Cap Growth
    Shares 1,803,366
    Cost $22,200,275
      Market Value.......       --            --            --          $12,246,659         --              --             --
    Hartford HLS Fund --
     Small Cap Value
    Shares 1,810,465
    Cost $22,003,535
      Market Value.......       --            --            --             --            $18,099,761        --             --
    Hartford HLS Fund --
     Global Equity
    Shares 246,785
    Cost $2,184,577
      Market Value.......       --            --            --             --               --           $1,751,975        --
    Hartford HLS Fund --
     Investors Growth
    Shares 627,529
    Cost $4,851,041
      Market Value.......       --            --            --             --               --              --          $3,080,039
  Other Assets...........       --            --            --             --               --              --             --
                            -----------   -----------    ----------     -----------      -----------     ----------     ----------
  Total Assets...........    52,558,994    38,090,742     9,965,333      12,246,659       18,099,761      1,751,975      3,080,039
                            -----------   -----------    ----------     -----------      -----------     ----------     ----------
LIABILITIES:
  Other Liabilities......       --            --            --             --               --              --             --
                            -----------   -----------    ----------     -----------      -----------     ----------     ----------
  Net Assets.............   $52,558,994   $38,090,742    $9,965,333     $12,246,659      $18,099,761     $1,751,975     $3,080,039
                            ===========   ===========    ==========     ===========      ===========     ==========     ==========
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........     5,220,841     3,766,314     1,076,781       2,039,992        1,441,107        253,500        658,166
  Unit Values*...........   $ 10.067151   $ 10.113533    $ 9.254744     $  6.003288      $ 12.559623     $ 6.911144     $ 4.679730

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-5 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2002 -- (UNAUDITED)

                                                      HARTFORD       HARTFORD
                                       HARTFORD      HLS FUND --    HLS FUND --
                                      HLS FUND --      CAPITAL       AMERICAN
                                     BLUE CHIP II   OPPORTUNITIES     LEADERS
                                     -------------  -------------  -------------
ASSETS:
  Investments:
    Hartford HLS Fund -- Blue Chip
     II
    Shares 607,654
    Cost $4,616,474
      Market Value.................   $3,006,065        --             --
    Hartford HLS Fund -- Capital
     Opportunities
    Shares 452,907
    Cost $3,595,392
      Market Value.................      --          $2,110,591        --
    Hartford HLS Fund -- American
     Leaders
    Shares 188,641
    Cost $1,871,830
      Market Value.................      --             --          $1,429,751
  Other Assets.....................      --             --             --
                                      ----------     ----------     ----------
  Total Assets.....................    3,006,065      2,110,591      1,429,751
                                      ----------     ----------     ----------
LIABILITIES:
    Other Liabilities..............      --             --             --
                                      ----------     ----------     ----------
    Net Assets.....................   $3,006,065     $2,110,591     $1,429,751
                                      ==========     ==========     ==========
VARIABLE UNIVERSAL LIFE CONTRACTS
 IN THE ACCUMULATION PERIOD:
    Units Owned by Participants....      634,402        485,044        194,806
    Unit Values*...................   $ 4.738423     $ 4.351339     $ 7.339358

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                       This page intentionally left blank

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2002 -- (UNAUDITED)


                             HARTFORD HLS      HARTFORD HLS     HARTFORD HLS
                            FUND -- GROWTH     FUND -- U.S.     FUND -- MONEY
                            OPPORTUNITIES    GOV'T SECURITIES      MARKET
                           ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $   --             $  793,549        $ 911,508
EXPENSES:
  Mortality, expense and
   administrative
   charges...............      (1,765,786)        (123,440)        (121,922)
                             ------------       ----------        ---------
    Net investment income
     (loss)..............      (1,765,786)         670,109          789,586
                             ------------       ----------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (6,027,307)          64,617         (903,474)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (80,473,333)         863,998          218,193
                             ------------       ----------        ---------
    Net gain (loss) on
     investments.........     (86,500,640)         928,615         (685,281)
                             ------------       ----------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(88,266,426)      $1,598,724        $ 104,305
                             ============       ==========        =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             HARTFORD       HARTFORD        HARTFORD      HARTFORD HLS         HARTFORD         HARTFORD
                            HLS FUND --    HLS FUND --    HLS FUND --     FUND -- SMALL      HLS FUND --       HLS FUND --
                             ADVISERS         BOND       GLOBAL LEADERS    CAP GROWTH      GROWTH & INCOME     HIGH YIELD
                           -------------  -------------  --------------  ---------------  ------------------  -------------
INVESTMENT INCOME:
  Dividends..............  $  3,592,267   $  1,443,118    $ 16,712,373    $   --             $  5,003,208      $ 1,330,113
EXPENSES:
  Mortality, expense and
   administrative
   charges...............      (457,376)       (75,900)       (656,177)       (589,755)          (301,747)         (43,196)
                           ------------   ------------    ------------    ------------       ------------      -----------
    Net investment income
     (loss)..............     3,134,891      1,367,218      16,056,196        (589,755)         4,701,461        1,286,917
                           ------------   ------------    ------------    ------------       ------------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (13,274,696)    (1,263,754)    (27,447,084)     (3,684,750)       (12,618,167)      (3,117,087)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,754,958)       385,623     (12,933,850)    (30,669,020)        (5,531,660)         917,826
                           ------------   ------------    ------------    ------------       ------------      -----------
    Net gain (loss) on
     investments.........   (17,029,654)      (878,131)    (40,380,934)    (34,353,770)       (18,149,827)      (2,199,261)
                           ------------   ------------    ------------    ------------       ------------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(13,894,763)  $    489,087    $(24,324,738)   $(34,943,525)      $(13,448,366)     $  (912,344)
                           ============   ============    ============    ============       ============      ===========

                             HARTFORD
                            HLS FUND --
                           INTERNATIONAL
                             STOCK II
                           -------------
INVESTMENT INCOME:
  Dividends..............   $    26,629
EXPENSES:
  Mortality, expense and
   administrative
   charges...............       (50,901)
                            -----------
    Net investment income
     (loss)..............       (24,272)
                            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (288,391)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,535,791)
                            -----------
    Net gain (loss) on
     investments.........    (1,824,182)
                            -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,848,454)
                            ===========

_____________________________________ SA-9 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2002 -- (UNAUDITED)

                                               HARTFORD
                               HARTFORD       HLS FUND --    HARTFORD HLS
                             HLS FUND --     INTERNATIONAL   FUND -- VALUE
                           MULTISECTOR BOND      STOCK       OPPORTUNITIES
                           ----------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 218,996       $   249,288     $   659,856
EXPENSES:
  Mortality, expense and
   administrative
   charges...............       (25,374)         (211,024)       (165,698)
                              ---------       -----------     -----------
    Net investment income
     (loss)..............       193,622            38,264         494,158
                              ---------       -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (13,757)         (520,459)       (284,054)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (144,317)       (4,325,003)     (9,297,031)
                              ---------       -----------     -----------
    Net gain (loss) on
     investments.........      (158,074)       (4,845,462)     (9,581,085)
                              ---------       -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $  35,548       $(4,807,198)    $(9,086,927)
                              =========       ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                                                         HARTFORD
                             HARTFORD     HARTFORD HLS  HARTFORD HLS   HARTFORD HLS     HARTFORD HLS      HARTFORD      HLS FUND --
                            HLS FUND --   FUND -- BLUE  FUND -- MID    FUND -- LARGE    FUND -- SMALL    HLS FUND --     INVESTORS
                               INDEX       CHIP STOCK    CAP STOCK      CAP GROWTH        CAP VALUE     GLOBAL EQUITY     GROWTH
                           -------------  ------------  ------------  ---------------  ---------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............  $  5,268,966   $    --       $   --          $  --            $ 2,121,100      $ --          $   --
EXPENSES:
  Mortality, expense and
   administrative
   charges...............      (454,345)      (320,099)     (50,106)        (70,440)        (117,162)        (4,601)         (8,466)
                           ------------   ------------  -----------     -----------      -----------      ---------     -----------
    Net investment income
     (loss)..............     4,814,621       (320,099)     (50,106)        (70,440)       2,003,938         (4,601)         (8,466)
                           ------------   ------------  -----------     -----------      -----------      ---------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (13,033,789)      (580,572)     (61,788)       (507,394)          96,522        (15,753)       (160,198)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (12,999,731)   (15,430,549)  (1,933,975)     (5,357,499)      (7,428,530)      (337,988)     (1,080,667)
                           ------------   ------------  -----------     -----------      -----------      ---------     -----------
    Net gain (loss) on
     investments.........   (26,033,520)   (16,011,121)  (1,995,763)     (5,864,893)      (7,332,008)      (353,741)     (1,240,865)
                           ------------   ------------  -----------     -----------      -----------      ---------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(21,218,899)  $(16,331,220) $(2,045,869)    $(5,935,333)     $(5,328,070)     $(358,342)    $(1,249,331)
                           ============   ============  ===========     ===========      ===========      =========     ===========

_____________________________________ SA-11 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2002 -- (UNAUDITED)

                                                      HARTFORD       HARTFORD
                                       HARTFORD      HLS FUND --    HLS FUND --
                                      HLS FUND --      CAPITAL       AMERICAN
                                     BLUE CHIP II   OPPORTUNITIES     LEADERS
                                     -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends........................   $   --         $   --          $   7,501
EXPENSES:
  Mortality, expense and
   administrative charges..........        (8,104)        (7,151)       (7,135)
                                      -----------    -----------     ---------
    Net investment income (loss)...        (8,104)        (7,151)          366
                                      -----------    -----------     ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions...........      (184,816)      (160,509)      (20,279)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............    (1,038,177)      (892,030)     (446,181)
                                      -----------    -----------     ---------
    Net gain (loss) on
     investments...................    (1,222,993)    (1,052,539)     (466,460)
                                      -----------    -----------     ---------
    Net increase (decrease) in net
     assets resulting from
     operations....................   $(1,231,097)   $(1,059,690)    $(466,094)
                                      ===========    ===========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                       This page intentionally left blank

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 2002 -- (UNAUDITED)


                             HARTFORD HLS      HARTFORD HLS     HARTFORD HLS
                            FUND -- GROWTH     FUND -- U.S.     FUND -- MONEY
                            OPPORTUNITIES    GOV'T SECURITIES      MARKET
                           ----------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ (1,765,786)     $   670,109      $    789,586
  Net realized gain
   (loss) on security
   transactions..........      (6,027,307)          64,617          (903,474)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (80,473,333)         863,998           218,193
                             ------------      -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (88,266,426)       1,598,724           104,305
                             ------------      -----------      ------------
UNIT TRANSACTIONS:
  Purchases..............       7,719,932        8,570,619        35,875,013
  Surrenders for benefit
   payments and fees.....      (9,583,552)      (4,115,069)      (33,094,976)
                             ------------      -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,863,620)       4,455,550         2,780,037
                             ------------      -----------      ------------
  Net increase (decrease)
   in net assets.........     (90,130,046)       6,054,274         2,884,342
NET ASSETS:
  Beginning of period....     260,201,009       16,253,752        18,587,078
                             ------------      -----------      ------------
  End of period..........    $170,070,963      $22,308,026      $ 21,471,420
                             ============      ===========      ============

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2001

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  69,621,951        $   635,256        $    608,847
  Net realized gain
   (loss) on security
   transactions..........        (584,898)            72,618              43,813
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (148,936,124)           110,843            (200,765)
                            -------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (79,899,071)           818,717             451,895
                            -------------        -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............      13,655,136          7,654,094          19,555,961
  Surrenders for benefit
   payments and fees.....     (10,685,566)        (2,504,538)        (14,085,099)
                            -------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,969,570          5,149,556           5,470,862
                            -------------        -----------        ------------
  Net increase (decrease)
   in net assets.........     (76,929,501)         5,968,273           5,922,757
NET ASSETS:
  Beginning of period....     337,130,510         10,285,479          12,664,321
                            -------------        -----------        ------------
  End of period..........   $ 260,201,009        $16,253,752        $ 18,587,078
                            =============        ===========        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                             HARTFORD       HARTFORD        HARTFORD      HARTFORD HLS         HARTFORD         HARTFORD
                            HLS FUND --    HLS FUND --    HLS FUND --     FUND -- SMALL      HLS FUND --       HLS FUND --
                             ADVISERS         BOND       GLOBAL LEADERS    CAP GROWTH      GROWTH & INCOME     HIGH YIELD
                           -------------  -------------  --------------  ---------------  ------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  3,134,891   $  1,367,218    $ 16,056,196    $   (589,755)      $  4,701,461      $ 1,286,917
  Net realized gain
   (loss) on security
   transactions..........   (13,274,696)    (1,263,754)    (27,447,084)     (3,684,750)       (12,618,167)      (3,117,087)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,754,958)       385,623     (12,933,850)    (30,669,020)        (5,531,660)         917,826
                           ------------   ------------    ------------    ------------       ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (13,894,763)       489,087     (24,324,738)    (34,943,525)       (13,448,366)        (912,344)
                           ------------   ------------    ------------    ------------       ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............    66,275,538     12,457,896      90,096,668      11,437,359         41,855,169        6,958,894
  Surrenders for benefit
   payments and fees.....   (66,519,923)   (11,416,382)    (90,171,684)     (9,444,126)       (41,663,247)      (6,993,769)
                           ------------   ------------    ------------    ------------       ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (244,385)     1,041,514         (75,016)      1,993,233            191,922          (34,875)
                           ------------   ------------    ------------    ------------       ------------      -----------
  Net increase (decrease)
   in net assets.........   (14,139,148)     1,530,601     (24,399,754)    (32,950,292)       (13,256,445)        (947,219)
NET ASSETS:
  Beginning of period....    67,920,005      9,681,639      89,796,964      95,571,017         43,009,021        6,509,783
                           ------------   ------------    ------------    ------------       ------------      -----------
  End of period..........  $ 53,780,857   $ 11,212,240    $ 65,397,210    $ 62,620,725       $ 29,752,576      $ 5,562,564
                           ============   ============    ============    ============       ============      ===========

                             HARTFORD
                            HLS FUND --
                           INTERNATIONAL
                             STOCK II
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (24,272)
  Net realized gain
   (loss) on security
   transactions..........      (288,391)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,535,791)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,848,454)
                            -----------
UNIT TRANSACTIONS:
  Purchases..............       959,586
  Surrenders for benefit
   payments and fees.....      (564,977)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       394,609
                            -----------
  Net increase (decrease)
   in net assets.........    (1,453,845)
NET ASSETS:
  Beginning of period....     7,160,919
                            -----------
  End of period..........   $ 5,707,074
                            ===========

                                              FORTIS SERIES                    FORTIS SERIES                         FORTIS SERIES
                             FORTIS SERIES       FUND --      FORTIS SERIES       FUND --         FORTIS SERIES         FUND --
                             FUND -- ASSET     DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &      HIGH YIELD
                           ALLOCATION SERIES  INCOME SERIES   GROWTH SERIES    GROWTH SERIES      INCOME SERIES         SERIES
                           -----------------  -------------  ----------------  -------------  ---------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $  7,689,038      $   632,748     $  4,508,679    $ 10,696,682        $ 3,483,784        $  676,946
  Net realized gain
   (loss) on security
   transactions..........         (56,111)         (74,418)         125,204      (1,042,232)           (46,963)         (203,065)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (13,317,876)         (82,583)     (33,360,702)    (32,628,712)        (8,458,702)         (510,102)
                             ------------      -----------     ------------    ------------        -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (5,684,949)         475,747      (28,726,819)    (22,974,262)        (5,021,881)          (36,221)
                             ------------      -----------     ------------    ------------        -----------        ----------
UNIT TRANSACTIONS:
  Purchases..............       4,982,984        3,175,181        6,526,151      16,347,954          2,830,436         1,814,572
  Surrenders for benefit
   payments and fees.....      (2,907,401)      (2,285,567)      (3,837,044)     (8,184,982)        (1,923,165)         (856,618)
                             ------------      -----------     ------------    ------------        -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,075,583          889,614        2,689,107       8,162,972            907,271           957,954
                             ------------      -----------     ------------    ------------        -----------        ----------
  Net increase (decrease)
   in net assets.........      (3,609,366)       1,365,361      (26,037,712)    (14,811,290)        (4,114,610)          921,733
NET ASSETS:
  Beginning of period....      71,529,371        8,316,278      115,834,676     110,382,307         47,123,631         5,588,050
                             ------------      -----------     ------------    ------------        -----------        ----------
  End of period..........    $ 67,920,005      $ 9,681,639     $ 89,796,964    $ 95,571,017        $43,009,021        $6,509,783
                             ============      ===========     ============    ============        ===========        ==========

                             FORTIS SERIES
                                FUND --
                             INTERNATIONAL
                            STOCK SERIES II
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (76,082)
  Net realized gain
   (loss) on security
   transactions..........        (265,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,512,086)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,854,154)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       1,718,381
  Surrenders for benefit
   payments and fees.....        (730,055)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         988,326
                              -----------
  Net increase (decrease)
   in net assets.........        (865,828)
NET ASSETS:
  Beginning of period....       8,026,747
                              -----------
  End of period..........     $ 7,160,919
                              ===========

_____________________________________ SA-15 ____________________________________

 VARIBLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2002 -- (UNAUDITED)

                                               HARTFORD
                               HARTFORD       HLS FUND --    HARTFORD HLS
                             HLS FUND --     INTERNATIONAL   FUND -- VALUE
                           MULTISECTOR BOND      STOCK       OPPORTUNITIES
                           ----------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $  193,622      $    38,264     $   494,158
  Net realized gain
   (loss) on security
   transactions..........        (13,757)        (520,459)       (284,054)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (144,317)      (4,325,003)     (9,297,031)
                              ----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         35,547       (4,807,198)     (9,086,927)
                              ----------      -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............        797,016        2,184,519       3,027,626
  Surrenders for benefit
   payments and fees.....       (464,237)      (1,264,192)       (915,333)
                              ----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        332,779          920,327       2,112,293
                              ----------      -----------     -----------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --                --             --
  Net increase (decrease)
   in net assets.........        368,326       (3,886,872)     (6,974,634)
NET ASSETS:
  Beginning of period....      3,601,758       28,843,729      25,875,835
                              ----------      -----------     -----------
  End of period..........     $3,970,084      $24,956,858     $18,901,201
                              ==========      ===========     ===========

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2001

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --      FORTIS SERIES
                            MULTISECTOR   INTERNATIONAL   FUND -- VALUE
                            BOND SERIES   STOCK SERIES       SERIES
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  (31,020)   $  2,443,064     $ 2,816,529
  Net realized gain
   (loss) on security
   transactions..........        2,714        (210,862)        230,429
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      153,559     (11,427,797)     (3,897,582)
                            ----------    ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      125,253      (9,195,595)       (850,624)
                            ----------    ------------     -----------
UNIT TRANSACTIONS:
  Purchases..............    1,380,173       3,359,161       7,803,533
  Surrenders for benefit
   payments and fees.....     (479,155)     (1,537,406)     (2,012,251)
                            ----------    ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      901,018       1,821,755       5,791,282
                            ----------    ------------     -----------
  Net increase (decrease)
   in net assets.........    1,026,271      (7,373,840)      4,940,658
NET ASSETS:
  Beginning of period....    2,575,487      36,217,569      20,935,177
                            ----------    ------------     -----------
  End of period..........   $3,601,758    $ 28,843,729     $25,875,835
                            ==========    ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                                                         HARTFORD
                             HARTFORD     HARTFORD HLS  HARTFORD HLS   HARTFORD HLS     HARTFORD HLS      HARTFORD      HLS FUND --
                            HLS FUND --   FUND -- BLUE  FUND -- MID    FUND -- LARGE    FUND -- SMALL    HLS FUND --     INVESTORS
                               INDEX       CHIP STOCK    CAP STOCK      CAP GROWTH        CAP VALUE     GLOBAL EQUITY     GROWTH
                           -------------  ------------  ------------  ---------------  ---------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  4,814,621   $  (320,099)  $   (50,106)    $   (70,440)     $ 2,003,938     $    (4,601)   $    (8,466)
  Net realized gain
   (loss) on security
   transactions..........   (13,033,789)     (580,572)      (61,788)       (507,394)          96,522         (15,753)      (160,198)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (12,999,731)  (15,430,549)   (1,933,975)     (5,357,499)      (7,428,530)       (337,988)    (1,080,667)
                           ------------   ------------  -----------     -----------      -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (21,218,899)  (16,331,220)   (2,045,869)     (5,935,333)      (5,328,070)       (358,342)    (1,249,331)
                           ------------   ------------  -----------     -----------      -----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    75,551,736     4,828,787     3,926,651       1,706,709        6,440,955         537,583      1,038,998
  Surrenders for benefit
   payments and fees.....   (73,092,618)   (2,314,087)   (1,102,303)     (1,072,533)      (1,861,592)       (134,759)      (289,358)
                           ------------   ------------  -----------     -----------      -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,459,118     2,514,700     2,824,348         634,176        4,579,363         402,824        749,640
                           ------------   ------------  -----------     -----------      -----------     -----------    -----------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --            --            --             --               --            (1,033,101)      (834,121)
  Net increase (decrease)
   in net assets.........   (18,759,781)  (13,816,520)      778,479      (5,301,157)        (748,707)       (988,619)    (1,333,812)
NET ASSETS:
  Beginning of period....    71,318,775    51,907,262     9,186,854      17,547,816       18,848,468       2,740,594      4,413,851
                           ------------   ------------  -----------     -----------      -----------     -----------    -----------
  End of period..........  $ 52,558,994   $38,090,742   $ 9,965,333     $12,246,659      $18,099,761     $ 1,751,975    $ 3,080,039
                           ============   ============  ===========     ===========      ===========     ===========    ===========

                             FORTIS SERIES       FORTIS SERIES       FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES        STOCK SERIES        STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  -------------------  -----------------  -------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................    $  1,884,589         $  (493,135)        $   (26,736)        $  (114,705)         $  (109,116)
  Net realized gain
   (loss) on security
   transactions..........         (44,231)           (100,768)            (84,603)           (344,415)             481,825
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (11,950,897)         (7,948,319)           (135,765)         (2,191,065)           2,248,326
                             ------------         -----------         -----------         -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (10,110,539)         (8,542,222)           (247,104)         (2,650,185)           2,621,035
                             ------------         -----------         -----------         -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............       9,766,564           6,954,251           4,694,889           5,178,812           10,233,196
  Surrenders for benefit
   payments and fees.....      (3,530,238)         (1,136,528)         (1,164,372)         (1,084,111)          (3,815,629)
                             ------------         -----------         -----------         -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,236,326           5,817,723           3,530,517           4,094,701            6,417,567
                             ------------         -----------         -----------         -----------          -----------
  Net increase (decrease)
   in net assets.........      (3,874,213)         (2,724,499)          3,283,413           1,444,516            9,038,602
NET ASSETS:
  Beginning of period....      75,192,988          54,631,761           5,903,441          16,103,300            9,809,866
                             ------------         -----------         -----------         -----------          -----------
  End of period..........    $ 71,318,775         $51,907,262         $ 9,186,854         $17,547,816          $18,848,468
                             ============         ===========         ===========         ===========          ===========

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES       GROWTH SERIES
                           ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $   12,117         $   (9,449)
  Net realized gain
   (loss) on security
   transactions..........         (6,568)           (37,253)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (190,059)          (781,903)
                              ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (184,510)          (828,605)
                              ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............      1,307,445          2,757,112
  Surrenders for benefit
   payments and fees.....        (67,860)          (112,343)
                              ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,239,585          2,644,769
                              ----------         ----------
  Net increase (decrease)
   in net assets.........      1,055,075          1,816,164
NET ASSETS:
  Beginning of period....      1,685,519          2,597,687
                              ----------         ----------
  End of period..........     $2,740,594         $4,413,851
                              ==========         ==========

_____________________________________ SA-17 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2002 -- (UNAUDITED)

                                                      HARTFORD       HARTFORD
                                       HARTFORD      HLS FUND --    HLS FUND --
                                      HLS FUND --      CAPITAL       AMERICAN
                                     BLUE CHIP II   OPPORTUNITIES     LEADERS
                                     -------------  -------------  -------------
OPERATIONS:
  Net investment income (loss).....   $    (8,104)   $    (7,151)   $      366
  Net realized gain (loss) on
   security transactions...........      (184,816)      (160,509)      (20,279)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............    (1,038,177)      (892,030)     (446,181)
                                      -----------    -----------    ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................    (1,231,097)    (1,059,690)     (466,094)
                                      -----------    -----------    ----------
UNIT TRANSACTIONS:
  Purchases........................     1,688,385        931,162       797,637
  Surrenders for benefit payments
   and fees........................      (602,855)      (356,510)     (137,196)
                                      -----------    -----------    ----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................     1,085,530        574,652       660,442
                                      -----------    -----------    ----------
  Net Funding of subaccount by
   Fortis Benefits Insurance
   Company.........................      (554,489)      (848,349)     (850,401)
  Net increase (decrease) in net
   assets..........................      (700,056)    (1,333,387)     (656,054)
NET ASSETS:
  Beginning of period..............     3,706,121      3,443,978     2,085,805
                                      -----------    -----------    ----------
  End of period....................   $ 3,006,065    $ 2,110,591    $1,429,751
                                      ===========    ===========    ==========

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2001

                                     FORTIS SERIES      FORTIS SERIES        FORTIS SERIES
                                      FUND -- BLUE     FUND -- CAPITAL      FUND -- AMERICAN
                                     CHIP II SERIES  OPPORTUNITIES SERIES    LEADERS SERIES
                                     --------------  --------------------  ------------------
OPERATIONS:
  Net investment income (loss).....    $   (7,356)        $   (9,924)          $    7,261
  Net realized gain (loss) on
   security transactions...........       (13,316)           (78,263)              (4,379)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............      (622,776)          (734,121)             (38,013)
                                       ----------         ----------           ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................      (643,448)          (822,308)             (35,131)
                                       ----------         ----------           ----------
UNIT TRANSACTIONS:
  Purchases........................     2,484,409          2,306,965            1,039,939
  Surrenders for benefit payments
   and fees........................       (57,521)          (396,408)             (68,410)
                                       ----------         ----------           ----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................     2,426,888          1,910,557              971,529
                                       ----------         ----------           ----------
  Net increase (decrease) in net
   assets..........................     1,783,440          1,088,249              936,398
NET ASSETS:
  Beginning of period..............     1,922,681          2,355,729            1,149,407
                                       ----------         ----------           ----------
  End of period....................    $3,706,121         $3,443,978           $2,085,805
                                       ==========         ==========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                       This page intentionally left blank

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 49,342,380        $   502,949        $    529,059
  Net realized gain
   (loss) on security
   transactions..........       7,716,832            (26,661)            190,899
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (47,558,566)           480,078             (41,907)
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,500,646            956,366             678,051
                             ------------        -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............      15,782,842          2,350,118          24,910,648
  Surrenders for benefit
   payments and fees.....     (15,246,591)        (2,726,133)        (27,943,528)
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         536,251           (376,015)         (3,032,880)
                             ------------        -----------        ------------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                --                    (28,987)
  Net increase (decrease)
   in net assets.........      10,036,897            580,351          (2,383,816)
NET ASSETS:
  Beginning of period....     327,093,613          9,705,128          15,048,137
                             ------------        -----------        ------------
  End of period..........    $337,130,510        $10,285,479        $ 12,664,321
                             ============        ===========        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                              FORTIS SERIES                    FORTIS SERIES                         FORTIS SERIES
                             FORTIS SERIES       FUND --      FORTIS SERIES       FUND --         FORTIS SERIES         FUND --
                             FUND -- ASSET     DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &      HIGH YIELD
                           ALLOCATION SERIES  INCOME SERIES   GROWTH SERIES    GROWTH SERIES      INCOME SERIES         SERIES
                           -----------------  -------------  ----------------  -------------  ---------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $ 10,389,889      $   546,012     $ 13,648,658    $ 24,556,886        $ 6,165,325        $   570,688
  Net realized gain
   (loss) on security
   transactions..........         825,871         (101,747)       1,573,353       4,069,894            929,258           (164,971)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (11,856,587)          37,987      (41,673,916)    (52,230,944)        (5,286,004)          (857,444)
                             ------------      -----------     ------------    ------------        -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (640,827)         482,252      (26,451,905)    (23,604,164)         1,808,579           (451,727)
                             ------------      -----------     ------------    ------------        -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............       5,980,274        1,744,642       12,484,032      31,803,120          4,347,088          1,022,485
  Surrenders for benefit
   payments and fees.....      (2,645,245)      (1,890,646)      (2,072,555)     (7,922,076)        (4,713,826)        (1,270,886)
                             ------------      -----------     ------------    ------------        -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,335,029         (146,004)      10,411,477      23,881,044           (366,738)          (248,401)
                             ------------      -----------     ------------    ------------        -----------        -----------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                --              --               --               --                   --
  Net increase (decrease)
   in net assets.........       2,694,202          336,248      (16,040,428)        276,880          1,441,841           (700,128)
NET ASSETS:
  Beginning of period....      68,835,169        7,980,030      131,875,104     110,105,427         45,681,790          6,288,178
                             ------------      -----------     ------------    ------------        -----------        -----------
  End of period..........    $ 71,529,371      $ 8,316,278     $115,834,676    $110,382,307        $47,123,631        $ 5,588,050
                             ============      ===========     ============    ============        ===========        ===========

                             FORTIS SERIES
                                FUND --
                             INTERNATIONAL
                            STOCK SERIES II
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   568,525
  Net realized gain
   (loss) on security
   transactions..........         (22,830)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,351,337)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (805,642)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       1,234,649
  Surrenders for benefit
   payments and fees.....      (1,259,851)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (25,202)
                              -----------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --
  Net increase (decrease)
   in net assets.........        (830,844)
NET ASSETS:
  Beginning of period....       8,857,591
                              -----------
  End of period..........     $ 8,026,747
                              ===========

_____________________________________ SA-21 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --      FORTIS SERIES
                            MULTISECTOR   INTERNATIONAL   FUND -- VALUE
                            BOND SERIES   STOCK SERIES       SERIES
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   18,307     $ 2,098,146     $   976,197
  Net realized gain
   (loss) on security
   transactions..........      (37,043)        225,743         447,945
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       89,365      (6,139,337)      1,339,185
                            ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       70,629      (3,815,448)      2,763,327
                            ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      605,539       8,085,702       5,802,474
  Surrenders for benefit
   payments and fees.....     (456,953)     (1,409,417)     (3,998,837)
                            ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      148,586       6,676,285       1,803,637
                            ----------     -----------     -----------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............      --              --             --
  Net increase (decrease)
   in net assets.........      219,215       2,860,837       4,566,964
NET ASSETS:
  Beginning of period....    2,356,272      33,356,732      16,368,213
                            ----------     -----------     -----------
  End of period..........   $2,575,487     $36,217,569     $20,935,177
                            ==========     ===========     ===========

  *  Period of inception May 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                             FORTIS SERIES       FORTIS SERIES       FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES        STOCK SERIES        STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  -------------------  -----------------  -------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................    $    596,426         $ 4,179,670         $  731,516          $   566,909          $  793,206
  Net realized gain
   (loss) on security
   transactions..........       1,512,995           2,287,146             43,161              460,819              82,377
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (10,777,686)         (8,804,298)          (474,898)          (4,592,951)            930,028
                             ------------         -----------         ----------          -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (8,668,265)         (2,337,482)           299,779           (3,565,223)          1,805,611
                             ------------         -----------         ----------          -----------          ----------
UNIT TRANSACTIONS:
  Purchases..............      13,217,414           9,899,827          3,281,357            8,550,214           3,477,267
  Surrenders for benefit
   payments and fees.....      (7,433,514)         (2,894,878)          (400,559)            (863,880)           (844,310)
                             ------------         -----------         ----------          -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,783,900           7,004,949          2,880,798            7,686,334           2,632,957
                             ------------         -----------         ----------          -----------          ----------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                (2,892,627)          (962,997)          (1,224,146)           (860,939)
  Net increase (decrease)
   in net assets.........      (2,884,365)          1,774,840          2,217,580            2,896,965           3,577,629
NET ASSETS:
  Beginning of period....      78,077,353          52,856,921          3,685,861           13,206,335           6,232,237
                             ------------         -----------         ----------          -----------          ----------
  End of period..........    $ 75,192,988         $54,631,761         $5,903,441          $16,103,300          $9,809,866
                             ============         ===========         ==========          ===========          ==========

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES*     GROWTH SERIES*
                           ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $    4,390         $   (1,014)
  Net realized gain
   (loss) on security
   transactions..........        (10,565)           (11,930)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (70,945)          (225,232)
                              ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (77,120)          (238,176)
                              ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............        574,363          1,677,514
  Surrenders for benefit
   payments and fees.....        (11,724)           (41,651)
                              ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        562,639          1,635,863
                              ----------         ----------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............      1,200,000          1,200,000
  Net increase (decrease)
   in net assets.........      1,685,519          2,597,687
NET ASSETS:
  Beginning of period....       --                 --
                              ----------         ----------
  End of period..........     $1,685,519         $2,597,687
                              ==========         ==========

  *  Period of inception May 1, 2000 to December 31, 2000.

_____________________________________ SA-23 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                      FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                                      FUND -- BLUE       FUND -- CAPITAL      FUND -- AMERICAN
                                     CHIP II SERIES*  OPPORTUNITIES SERIES*   LEADERS SERIES*
                                     ---------------  ---------------------  ------------------
OPERATIONS:
  Net investment income (loss).....    $   (2,077)         $   (2,370)           $    5,957
  Net realized gain (loss) on
   security transactions...........       (15,459)            (13,784)               11,174
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............      (179,097)           (196,090)               70,224
                                       ----------          ----------            ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................      (196,633)           (212,244)               87,355
                                       ----------          ----------            ----------
UNIT TRANSACTIONS:
  Purchases........................     1,341,593           1,399,055               263,075
  Surrenders for benefit payments
   and fees........................       (22,279)            (31,082)               (1,023)
                                       ----------          ----------            ----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................     1,319,314           1,367,973               262,052
                                       ----------          ----------            ----------
  Net Funding of subaccount by
   Fortis Benefits Insurance
   Company.........................       800,000           1,200,000               800,000
  Net increase (decrease) in net
   assets..........................     1,922,681           2,355,729             1,149,407
NET ASSETS:
  Beginning of period..............       --                --                     --
                                       ----------          ----------            ----------
  End of period....................    $1,922,681          $2,355,729            $1,149,407
                                       ==========          ==========            ==========

  *  Period of inception May 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

 SEPARATE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 31, 2002 -- (UNAUDITED)

 1.  GENERAL

    FORTIS BENEFITS INSURANCE COMPANY

    Variable Account C (the "Account") was established as a segregated asset account of Fortis Benefits Insurance Company ("Fortis Benefits") on
    March 13, 1986 under Minnesota law. The Account is registered under the Investment Company Act of 1940 as a unit investment trust. Fortis Benefits serves as distributor of Harmony Investment Life and Wall Street Series policies.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The assets of the Account are segregated from Fortis Benefits' other assets. The following is a summary of significant accounting policies consistently followed by the Account in the preparation of its financial statements.

    INVESTMENT TRANSACTIONS

    All assets of the Account are invested in shares of the corresponding portfolio of the Fortis Series Fund, Inc. The shares are valued at the Funds' offering and redemption prices per share.

    Purchases and sales of shares of the Funds are recorded on the trade date. The cost of investments sold and redeemed is determined using the average cost method.
    Dividend income from the Funds is recorded on the ex-dividend date. All distributions from the Funds are reinvested.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of net assets at the date of the financial statements and the reported results of operations and changes in net assets during the reporting period. Actual results could differ from these estimates.

 3.  INVESTMENTS

    There are 23 subaccounts within the Account.

    On May 1, 2002, the Fortis Series Funds merged into the Hartford HLS funds.

    The number of shares and aggregate cost of purchases, including reinvested dividends and realized capital gains, and aggregate cost of investments sold or redeemed were as follows:

                                         PERIOD ENDED SEPTEMBER 30, 2002:
                                --------------------------------------------------
                                       SHARES
                                ---------------------    COST OF    COST OF SALES/
                                PURCHASED     SOLD      PURCHASES    REDEMPTIONS
                                ----------  ---------  -----------  --------------
Hartford HLS funds:
    Growth Opportunities......     389,640    600,790  $ 7,719,932   $11,349,642
    U.S. Government
     Securities...............     870,689    393,583    9,364,168     4,238,505
    Money Market..............  28,655,273  8,839,115   36,786,521    33,216,923
    Advisers..................  30,134,144  5,688,139   69,867,804    66,677,300
    Bond......................  10,758,944  1,893,234   13,901,014    11,492,308

                                          YEAR ENDED DECEMBER 31, 2001:
                                --------------------------------------------------
                                       SHARES
                                ---------------------    COST OF    COST OF SALES/
                                PURCHASED     SOLD      PURCHASES    REDEMPTIONS
                                ----------  ---------  -----------  --------------
    Global Growth.............     321,263    241,234  $12,066,483   $ 4,743,421
    Aggressive Growth.........     895,145    476,734   27,972,515    10,154,860
    Growth & Income...........     160,354    136,746    6,793,295     2,449,140
    High Yield................     234,227    121,609    2,556,509     1,124,681
    International Stock II....     183,239     85,914    1,718,381     1,072,133
    Multisector Bond..........     126,722     47,138    1,380,173       507,461
    International Stock.......     274,950    143,873    6,122,479     2,068,573
    Value.....................     472,486    133,947   10,858,183     2,019,906
    S&P 500...................     541,693    232,935   12,345,177     4,268,232
    Blue Chip Stock...........     403,736     97,200    6,954,251     1,730,221
    Mid Cap Stock.............     485,247    127,835    4,719,384     1,300,179
    Large Cap Growth..........     496,779    115,997    5,178,812     1,543,190

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 31, 2002 -- (UNAUDITED)

                                          YEAR ENDED DECEMBER 31, 2001:
                                --------------------------------------------------
                                       SHARES
                                ---------------------    COST OF    COST OF SALES/
                                PURCHASED     SOLD      PURCHASES    REDEMPTIONS
                                ----------  ---------  -----------  --------------
    Small Cap Value...........     800,336    309,107  $10,233,196   $ 3,442,994
    American Leaders..........     101,255      7,273    1,051,596        77,184
    Blue Chip II..............     321,764      8,385    2,484,409        78,194
    Capital Opportunities.....     280,142     50,220    2,306,965       484,601
    Global Equity.............     148,971      8,333    1,323,727        78,594
    Investors Growth..........     368,284     18,323    2,757,112       159,046

                                          YEAR ENDED DECEMBER 31, 2000:
                                --------------------------------------------------
                                       SHARES
                                ---------------------    COST OF    COST OF SALES/
                                PURCHASED     SOLD      PURCHASES    REDEMPTIONS
                                ----------  ---------  -----------  --------------
Fortis Series Fund, Inc.:
    Growth Stock..............   1,439,227    394,625  $69,180,839   $11,585,376
    U.S. Government
     Securities...............     287,478    274,357    2,955,895     2,855,622
    Money Market..............   2,713,523  2,477,981   25,573,981    27,886,903
    Asset Allocation..........     835,516    153,659   17,132,948     2,582,159
    Diversified Income........     220,768    181,889    2,379,328     2,081,066
    Global Growth.............     871,713    110,390   27,646,355     2,012,867
    Aggressive Growth.........   1,674,493    281,087   57,811,736     5,303,912
    Growth & Income...........     540,268    245,129   11,028,751     4,300,906
    High Yield................     195,969    152,775    1,658,605     1,501,289
    International Stock II....     116,071    105,255    1,895,863     1,375,370
    Multisector Bond..........      63,799     48,022      650,328       520,478
    International Stock.......     686,025    109,667   10,562,449     1,562,275
    Value.....................     424,502    265,738    6,974,985     3,747,206
    S&P 500...................     664,963    378,640   14,625,337     6,732,016
    Blue Chip Stock...........     669,235    156,132   14,650,735     1,178,970
    Mid Cap Stock.............     352,043     39,538    4,050,614       395,139
    Large Cap Growth..........     633,986     68,653    9,251,680       537,618
    Small Cap Value...........     395,680     85,687    4,333,042       824,502
    American Leaders..........     124,983        138      269,500        (9,683)
    Blue Chip II..............     234,652      2,344    1,341,593        29,815
    Capital Opportunities.....     275,991      3,107    1,399,055        47,236
    Global Equity.............     197,923      1,286      579,732        23,268
    Investors Growth..........     303,246      4,302    1,679,109        56,190

                                          YEAR ENDED DECEMBER 31, 1999:
                                --------------------------------------------------
                                       SHARES
                                ---------------------    COST OF    COST OF SALES/
                                PURCHASED     SOLD      PURCHASES    REDEMPTIONS
                                ----------  ---------  -----------  --------------
Fortis Series Fund, Inc.:
    Growth Stock..............   2,512,076    525,378  $83,665,633   $13,992,925
    U.S. Government
     Securities...............     211,520    215,751    2,214,393     2,251,164
    Money Market..............   2,302,851  1,845,033   25,802,840    20,620,116
    Asset Allocation..........     646,220    165,710   13,395,143     2,626,169
    Diversified Income........     199,861    196,143    2,257,811     2,271,672
    Global Growth.............     361,442    442,904    9,042,810     7,191,487
    Aggressive Growth.........     704,802    315,547   14,722,906     4,300,662
    Growth & Income...........     401,616    191,812    8,441,911     3,220,726
    High Yield................     238,168     95,826    2,260,939       966,641

_____________________________________ SA-26 ____________________________________

                                          YEAR ENDED DECEMBER 31, 1999:
                                --------------------------------------------------
                                       SHARES
                                ---------------------    COST OF    COST OF SALES/
                                PURCHASED     SOLD      PURCHASES    REDEMPTIONS
                                ----------  ---------  -----------  --------------
    Global Asset Allocation...     207,822     99,180  $ 2,860,852   $ 1,286,992
    Global Bond...............      94,115     56,663    1,017,723       623,607
    International Stock.......     503,248    256,163    7,884,193     3,446,143
    Value.....................     238,790     98,941    3,591,291     1,340,791
    S&P 500...................   1,590,456    518,948   32,412,484     8,779,383
    Blue Chip Stock...........     783,478     65,509   15,407,067     1,036,486
    Mid Cap Stock.............     202,776     19,461    1,939,991       175,874
    Large Cap Growth..........     680,895     64,360    9,099,659       787,573
    Small Cap Value...........     409,799     40,373    4,018,971       378,065

    Fortis Benefits' investment in the subaccounts represented the following number of shares of the Funds held and aggregate cost of amounts invested at December 31, 2001:

                                           NUMBER     COST OF
                                          OF SHARES    SHARES
                                          ---------  ----------
Fortis Series Fund, Inc.:
    American Leaders....................    82,160   $  822,293
    Blue Chip II........................    78,413      784,129
    Capital Opportunities...............   118,579    1,185,789
    Global Equity.......................   120,086    1,191,491
    Investors Growth....................   118,819    1,187,432

 4.  ACCOUNT CHARGES

    PREMIUM EXPENSE CHARGE

    For Wall Street Series VUL, VUL 220, VUL 500 and Survivor policies there are currently no premium expense charge; however, Fortis Benefits reserves the right to impose a charge up to 2.5% of each premium payment, for the VUL, VUL 220, VUL 500, and a charge up to 3.0% of each premium payment for the Survivor, to be reimbursed for premium taxes or similar charges it expects to pay.

    For Harmony Investment Life policies a 5% sales charge and a 2.2% state premium tax are deducted from each premium payment received by Fortis Benefits. Fortis Benefits reserves the right to charge this premium tax, but it will never exceed 5%. The resulting net premiums are allocated to the subaccounts of the Account and/or to the Fortis Benefits general account.

    MONTHLY DEDUCTIONS FROM POLICY VALUE

    Monthly deductions from the net assets attributed to each policy are as follows:

    -  Monthly cost of insurance.

    -  Monthly cost of any optional insurance benefits added by rider.

    For Wall Street Series VUL policies:

    - Monthly administrative charge of $5.00 per policy. Fortis Benefits reserves the right to change this administrative charge, but it will never exceed $11.50 per month. Fortis Benefits also reserves the right to impose an additional monthly administrative charge of up to $.13 per thousand dollars of face amount in force.

    - Asset-based charge (mortality and expense risk charge) from the policy value invested in any of the investment options (other than the general account option). The charge is based on annual percentage rates as follows:

        UNLOANED POLICY VALUE
        IN VARIABLE SUBACCOUNTS                   YEARS 1-9  YEARS 10+
        -----------------------                   ---------  ---------
        $0 -- $25,000...........................     1.10%        70%
        $25,001 -- $250,000.....................      .70%       .30%
        $250,001 or more........................      .35%       .10%

    For Wall Street Series VUL 220, VUL 500 and Survivor Policies:

    - For Wall Street Series VUL 220 and VUL 500 a monthly administrative charge of $4.50 per policy. For Wall Street Series Survivor a monthly administrative charge of $6.00 per policy. Fortis Benefits reserves the right to change this

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 31, 2002 -- (UNAUDITED) administrative charge, but it will never exceed $7.50 per month for VUL 220, VUL 500 and Survivor.

    - For VUL 220, VUL 500 and Survivor, a monthly sales, premium tax and policy advance charge of $4.00 per policy.

    - For Survivor policies, there is a policy issuance expense charge, which is assessed as a front-load charge. These charges are described in the prospectus.

    For Harmony Investment Life Policies:

    - Monthly administrative charge of $5.00 per policy ($3.00 for policies applied for prior to July 1, 1988).

    - For policies issued prior to July 1, 1988, Fortis Benefits currently imposes an expense charge of $10.00 per month and an additional per-thousand-of face amount insurance charge of $0.06 per month for insureds age 29 or less and $0.20 per month for insureds age 30 and over during the first 12 policy months.

    For policies issued prior to July 1, 1988:

    - Monthly administrative charge of $3.00 per policy. Fortis Benefits reserves the right to change this monthly administrative charge, but it will never exceed $5.00 per policy.

    - Monthly expense charge of $10.00 for the first policy year following a policy face change. Fortis Benefits reserves the right to change this monthly expense charge, but it will never exceed $15.00.

    - Monthly per-thousand-of-face insurance charge of $0.06 for insureds age 29 or less and $0.08 for insureds issue age 30 to 70 for the first policy year or first policy year following a policy face change. Fortis Benefits reserves the right to change this monthly expense charge, but it will never exceed $0.20 and $0.25, respectively.

    For policies issued subsequent to July 1, 1988:

    -  Monthly administrative charge of $5.00 per policy.

    - Fortis Benefits currently does not impose a monthly expense charge but, it reserves the right to impose a $15.00 per month charge for the first policy year or first policy year following a policy face change.

    - Fortis Benefits currently does not impose a monthly per-thousand-of-face insurance expense charge. It reserves the right to impose a monthly insurance expense charge of $0.20 for insureds age 29 or less or $0.25 for insureds issue age of 30 to 70 for the first policy year or first policy year following a policy face change.

    MORTALITY AND EXPENSE RISK AND POLICY ADVANCE CHARGES

    Fortis Benefits deducts a daily mortality and expense risk charge from the Account at an annual rate of 0.75% of the net assets of Harmony Investment Life policyholders, 0.90% of the net assets of Wall Street Series VUL, VUL 220 and VUL 500 policyholders, and 1.00% of the net assets of Wall Street Survivor policyholders. These charges will be deducted by Fortis Benefits in return for its assumption of expenses arising from adverse mortality experience or excess administrative expenses in connection with policies issued. Fortis Benefits also deducts a sales, premium tax and policy advance charge from the Account at an annual rate of 0.27% of net assets of Wall Street Series VUL 220 and VUL 500 policyholders, and 0.35% of net assets of Wall Street Series Survivor policyholders.

 5.  SURRENDER CHARGES

    For policies surrendered within the first 14 years of issuance for Wall Street Series VUL, the first 11 years of issuance for the Wall Street
    Series VUL 220 and VUL 500, and the first 10 years of issuance for the Wall Street Survivor, and the first 9 years of issuance for Harmony Life, Fortis Benefits assesses a surrender charge. Surrender charges are described in the respective prospectuses

    Redemptions are reported prior to the deduction of surrender and premium tax charges, which are paid directly to Fortis Benefits. The surrender and premium tax charges collected by Fortis Benefits were $8,935,368, $6,882,526 and $6,308,174 in 2001, 2000 and 1999, respectively.

 6.  FEDERAL INCOME TAXES

    The operations of the Account form a part of, and are taxed with, the operations of Fortis Benefits, which is taxed as a life insurance company under the Internal Revenue Code. As a result, the net asset values of the subaccounts are not affected by federal income taxes on income distributions received by the subaccounts.

_____________________________________ SA-28 ____________________________________

 7.  FINANCIAL HIGHLIGHTS -- (UNAUDITED)

    The following is a summary of units, unit fair value, contract owners equity, expense ratios, investment income ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued and outstanding during the reporting period:

                                                                          INVESTMENT
                                         UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           ---------  ----------  -------------  -------  ----------  ---------
  Hartford HLS Fund --
   Growth Opportunities
    2002 Lowest contract
     charges.............  1,979,237  $ 8.185290  $ 16,200,629     --        --         (33.41)%
        Highest contract
         charges.........    283,532   10.758310     3,050,321     1.35%     --         (34.09)%
        Remaining
         contract
         charges.........  6,404,320      --       150,814,103     --        --          --
  Hartford HLS Fund --
   U.S. Gov't Securities
    2002 Lowest contract
     charges.............    340,978  $13.022949  $  4,440,533     --          2.89%      9.66%
        Highest contract
         charges.........     61,847   14.869391       919,629     1.35%       2.89%      8.56%
        Remaining
         contract
         charges.........    774,508      --        16,949,341     --        --          --
  Hartford HLS Fund --
   Money Market
    2002 Lowest contract
     charges.............    531,708  $11.536779  $  6,134,203     --          3.11%      1.19%
        Highest contract
         charges.........    223,538   12.324609     2,755,013     1.35%       3.11%      0.17%
        Remaining
         contract
         charges.........    794,619      --        12,582,741     --        --          --
  Hartford HLS Fund --
   Advisers
    2002 Lowest contract
     charges.............  1,032,884  $ 8.491061  $  8,770,277     --          3.79%    (19.67)%
        Highest contract
         charges.........    169,496   12.935623     2,192,540     1.35%       3.79%    (20.48)%
        Remaining
         contract
         charges.........  1,819,490      --        42,810,773     --        --          --
  Hartford HLS Fund --
   Bond
    2002 Lowest contract
     charges.............    147,748  $11.890337  $  1,756,775     --          9.44%      5.64%
        Highest contract
         charges.........     52,910   13.627574       721,040     1.35%       9.44%      4.58%
        Remaining
         contract
         charges.........    414,192      --         8,734,631     --        --          --
  Hartford HLS Fund --
   Global Leaders
    2002 Lowest contract
     charges.............    959,884  $ 6.990491  $  6,710,062     --         13.64%    (26.44)%
        Highest contract
         charges.........    215,550    8.425701     1,816,162     1.35%      13.64%    (27.18)%
        Remaining
         contract
         charges.........  3,769,114      --        56,864,432     --        --          --
  Hartford HLS Fund --
   Small Cap Growth
    2002 Lowest contract
     charges.............  1,508,688  $ 8.686253  $ 13,104,846     --        --         (35.45)%
        Highest contract
         charges.........    280,484    9.605823     2,694,280     1.35%     --         (36.10)%
        Remaining
         contract
         charges.........  3,345,973      --        46,814,444     --        --          --
  Hartford HLS Fund --
   Growth & Income
    2002 Lowest contract
     charges.............    454,955  $ 6.780940  $  3,085,025     --          8.64%    (30.48)%
        Highest contract
         charges.........    144,921   11.058696     1,602,640     1.35%       8.64%    (31.18)%
        Remaining
         contract
         charges.........  1,630,280      --        25,065,761     --        --          --
  Hartford HLS Fund --
   High Yield
    2002 Lowest contract
     charges.............    144,734  $ 8.100052  $  1,172,353     --         14.32%    (13.35)%
        Highest contract
         charges.........     42,864    8.968694       384,435     1.35%      14.32%    (14.22)%
        Remaining
         contract
         charges.........    389,677      --         4,005,703     --        --          --
  Hartford HLS Fund --
   International Stock II
    2002 Lowest contract
     charges.............    187,933  $ 5.413770  $  1,017,425     --          0.27%    (24.45)%
        Highest contract
         charges.........     70,650    7.041658       497,492     1.35%       0.27%    (25.21)%
        Remaining
         contract
         charges.........    487,570      --         4,192,059     --        --          --
  Hartford HLS Fund --
   Multisector Bond
    2002 Lowest contract
     charges.............     99,159  $10.935164  $  1,084,322     --          3.79%      1.61%
        Highest contract
         charges.........     32,151   11.498342       369,683     1.35%       3.79%      0.59%
        Remaining
         contract
         charges.........    190,298      --         2,515,644     --        --          --
  Hartford HLS Fund --
   International Stock
    2002 Lowest contract
     charges.............    653,077  $ 6.799784  $  4,440,780     --          0.63%    (15.64)%
        Highest contract
         charges.........    182,167    9.304369     1,694,950     1.35%       0.63%    (16.49)%
        Remaining
         contract
         charges.........  1,692,540      --        18,819,652     --        --          --

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 31, 2002 -- (UNAUDITED)

                                                                          INVESTMENT
                                         UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           ---------  ----------  -------------  -------  ----------  ---------
  Hartford HLS Fund --
   Value Opportunities
    2002 Lowest contract
     charges.............    595,250  $ 7.672917  $  4,567,305     --          2.07%    (32.30)%
        Highest contract
         charges.........    120,036   12.026109     1,443,566     1.35%       2.07%    (32.99)%
        Remaining
         contract
         charges.........  1,065,573      --        12,890,216     --        --          --
  Hartford HLS Fund --
   Index
    2002 Lowest contract
     charges.............  1,903,252  $ 6.197183  $ 11,794,804     --          5.97%    (28.38)%
        Highest contract
         charges.........    308,868   12.238008     3,779,929     1.35%       5.97%    (29.10)%
        Remaining
         contract
         charges.........  3,008,721      --        36,986,033     --        --          --
  Hartford HLS Fund --
   Blue Chip
    2002 Lowest contract
     charges.............  1,445,591  $ 6.533131  $  9,444,233     --        --         (29.71)%
        Highest contract
         charges.........    237,100   12.310524     2,918,822     1.35%     --         (30.42)%
        Remaining
         contract
         charges.........  2,083,624      --        25,724,770     --        --          --
  Hartford HLS Fund --
   Mid Cap Stock
    2002 Lowest contract
     charges.............    466,940  $ 9.718041  $  4,537,739     --        --         (16.45)%
        Highest contract
         charges.........     86,037    8.838147       760,408     1.35%     --         (17.29)%
        Remaining
         contract
         charges.........    523,804      --         4,666,969     --        --          --
  Hartford HLS Fund --
   Large Cap Growth
    2002 Lowest contract
     charges.............  1,131,336  $ 5.422837  $  6,135,049     --        --         (32.73)%
        Highest contract
         charges.........    162,790    6.678813     1,087,244     1.35%     --         (33.40)%
        Remaining
         contract
         charges.........    745,866      --         5,021,751     --        --          --
  Hartford HLS Fund --
   Small Cap Value
    2002 Lowest contract
     charges.............    558,562  $12.821346  $  7,161,520     --          7.71%    (22.03)%
        Highest contract
         charges.........    109,335   12.307020     1,345,589     1.35%       7.71%    (22.82)%
        Remaining
         contract
         charges.........    773,210      --         9,593,479     --        --          --
  Hartford HLS Fund --
   Global Equity
    2002 Lowest contract
     charges.............    177,027  $ 6.971226  $  1,234,096     --        --         (17.48)%
        Highest contract
         charges.........     16,739    6.747288       112,943     1.35%     --         (18.31)%
        Remaining
         contract
         charges.........     59,734      --           404,865     --        --          --
  Hartford HLS Fund --
   Investors Growth
    2002 Lowest contract
     charges.............    489,831  $ 4.715314  $  2,309,709     --        --         (30.22)%
        Highest contract
         charges.........     46,669    4.563737       212,985     1.35%     --         (30.93)%
        Remaining
         contract
         charges.........    121,666      --           557,685     --        --          --
  Hartford HLS Fund --
   Blue Chip II
    2002 Lowest contract
     charges.............    474,374  $ 4.774423  $  2,264,860     --        --         (30.04)%
        Highest contract
         charges.........     36,433    4.620964       168,353     1.35%     --         (30.75)%
        Remaining
         contract
         charges.........    123,596      --           573,681     --        --          --
  Hartford HLS Fund --
   Capital Opportunities
    2002 Lowest contract
     charges.............    317,551  $ 4.393892  $  1,395,284     --        --         (34.86)%
        Highest contract
         charges.........     32,997    4.252588       140,324     1.35%     --         (35.52)%
        Remaining
         contract
         charges.........    134,496      --           574,469     --        --          --
  Hartford HLS Fund --
   American Leaders
    2002 Lowest contract
     charges.............     92,404  $ 7.450026  $    688,414     --          0.27%    (26.38)%
        Highest contract
         charges.........     17,985    7.210834       129,685     1.35%       0.27%    (27.12)%
        Remaining
         contract
         charges.........     84,417      --           611,382     --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-30 ____________________________________

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this Registration Statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

                       FORTIS BENEFITS INSURANCE COMPANY
                                 BALANCE SHEETS

                                                      SEPTEMBER 30,    DECEMBER 31,
 -----------------------------------------------------------------------------------

                                                              2002
                                                       (unaudited)         2001
 -----------------------------------------------------------------------------------
                                                       (In thousands, except share
                                                                  data)
 ASSETS
   Investments:
     Fixed maturities, at fair value (amortized
      cost 2002 -- $2,963,495;
      2001 -- $2,744,158                                $3,092,247      $ 2,785,442
     Equity securities, at fair value (cost
      2002 -- $128,908; 2001 -- $114,049)                  125,882          115,348
     Mortgage loans on real estate, less allowance
      for possible losses
      (2002 -- $13,228, 2001 -- $13,118)                   595,822          655,211
     Policy loans                                           10,199            9,935
     Short-term investments                                154,343          258,790
     Real estate and other investments                      61,619           64,424
 -----------------------------------------------------------------------------------
                                                         4,040,112        3,889,150
 -----------------------------------------------------------------------------------
   Cash and cash equivalents                                10,283           11,704
   Receivables:
     Uncollected premiums                                   66,875           63,080
     Reinsurance recoverable on unpaid and paid
      losses                                             1,117,542        1,104,617
     Other                                                  11,664           34,027
 -----------------------------------------------------------------------------------
                                                         1,196,081        1,201,724
 -----------------------------------------------------------------------------------
   Accrued investment income                                51,695           50,999
   Deferred policy acquisition costs                       122,591          108,406
   Property and equipment at cost, less accumulated
    depreciation                                             4,116            4,972
   Deferred federal income taxes                           159,375          193,022
   Other assets                                              7,442           12,780
   Due from affiliates                                      21,639           12,044
   Goodwill, less accumulated amortization
    (2002 -- $5,720 2001 -- $5,720)                        171,788          167,992
   Assets held in separate accounts                      3,023,242        4,372,559
 -----------------------------------------------------------------------------------
                                       TOTAL ASSETS     $8,808,364      $10,025,352
 -----------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                                 BALANCE SHEETS

                                                      SEPTEMBER 30,    DECEMBER 31,
 -----------------------------------------------------------------------------------

                                                              2002
                                                       (unaudited)         2001
 -----------------------------------------------------------------------------------
                                                       (In thousands, except share
                                                                  data)
 POLICY RESERVES AND LIABILITIES AND SHAREHOLDER'S
  EQUITY
   Policy reserves and liabilities:
     Future policy benefit reserves:
       Traditional and pre-need life insurance          $1,860,905      $ 1,796,952
       Interest sensitive and investment products        1,019,915        1,052,932
       Accident and health                               1,217,404        1,110,436
 -----------------------------------------------------------------------------------
                                                         4,098,224        3,960,320
 -----------------------------------------------------------------------------------
     Unearned revenues                                      48,795           54,811
     Other policy claims and benefits payable              254,390          265,702
     Policyholder dividends payable                          2,023            2,023
 -----------------------------------------------------------------------------------
                                                         4,403,432        4,282,856
 -----------------------------------------------------------------------------------
     Accrued expenses                                       92,264           92,783
     Current income taxes payable                            4,904           80,306
     Other liabilities                                     120,255          106,220
     Deferred gain on reinsurance ceded                    323,551          369,833
     Liabilities related to separate accounts            3,023,242        4,372,559
 -----------------------------------------------------------------------------------
              TOTAL POLICY RESERVES AND LIABILITIES      7,967,648        9,304,557
 -----------------------------------------------------------------------------------
   Shareholder's equity:
     Common stock, $5 par value: authorized, issued
      and outstanding
      shares -- 1,000,000                                    5,000            5,000
     Additional paid-in capital                            516,570          516,570
     Retained earnings                                     235,664          170,811
     Unrealized gain on available-for-sale
      securities (net of deferred taxes
      2002 -- $45,643; 2001 -- $16,099)                     84,766           29,899
     Unrealized loss due to foreign currency
      exchange                                              (1,284)          (1,485)
 -----------------------------------------------------------------------------------
                         TOTAL SHAREHOLDER'S EQUITY        840,716          720,795
 -----------------------------------------------------------------------------------
          TOTAL POLICY RESERVES AND LIABILITIES AND
                               SHAREHOLDER'S EQUITY     $8,808,364      $10,025,352
 -----------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                              STATEMENTS OF INCOME

                                                       NINE MONTHS ENDED SEPTEMBER 30,
 --------------------------------------------------------------------------------------

                                                              2002              2001
                                                       (unaudited)       (unaudited)
 --------------------------------------------------------------------------------------
                                                               (In thousands)
 REVENUES:
   Insurance operations:
   Traditional and pre-need life insurance premiums     $  383,287        $  376,069
   Interest sensitive and investment product policy
    charges                                                  1,953            46,371
   Accident and health insurance premiums                  883,529           750,082
 --------------------------------------------------------------------------------------
                                                         1,268,769         1,172,522
 --------------------------------------------------------------------------------------
   Net investment income                                   196,031           228,140
   Net realized gains (losses) on investments              (41,736)            8,483
   Amortization of gain on reinsured business               46,282            33,883
   Other income                                              7,502            12,492
 --------------------------------------------------------------------------------------
                                     TOTAL REVENUES      1,476,848         1,455,520
 --------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES:
   Benefits to policyholders:
     Traditional and pre-need life insurance               332,246           317,292
     Interest sensitive investment products                  4,470            35,385
     Accident and health claims                            656,086           574,773
 --------------------------------------------------------------------------------------
                                                           992,802           927,450
 --------------------------------------------------------------------------------------
   Policyholder dividends                                      167               875
   Amortization of deferred policy acquisition
    costs                                                   35,120            44,096
   Insurance commissions                                   119,461           109,180
   General and administrative expenses                     233,658           220,711
 --------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES      1,381,208         1,302,312
 --------------------------------------------------------------------------------------
 Income before income taxes                                 95,640           153,208
 Income tax expense
 Current                                                    23,383           168,215
 Deferred                                                    7,408          (115,736)
 --------------------------------------------------------------------------------------
                                                            30,791            52,479
 --------------------------------------------------------------------------------------
                                         NET INCOME     $   64,849        $  100,729
 --------------------------------------------------------------------------------------
 OTHER COMPREHENSIVE LOSS:
 Unrealized (loss) gain on investments                      55,072            49,695
 --------------------------------------------------------------------------------------
                               COMPREHENSIVE INCOME     $  119,921        $  150,424
 --------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                              STATEMENTS OF INCOME

                                                      THREE MONTHS ENDED SEPTEMBER 30,
 --------------------------------------------------------------------------------------

                                                             2002              2001
                                                      (unaudited)       (unaudited)
 --------------------------------------------------------------------------------------
                                                               (In thousands)
 REVENUES:
   Insurance operations:
   Traditional and pre-need life insurance premiums      $125,469          $121,758
   Interest sensitive and investment product policy
    charges                                                   541             3,290
   Accident and health insurance premiums                 296,208           255,065
 --------------------------------------------------------------------------------------
                                                          422,218           380,113
 --------------------------------------------------------------------------------------
   Net investment income                                   66,449            73,500
   Net realized gains (losses) on investments             (19,426)           10,132
   Amortization of gain on reinsured business              15,402            16,362
   Other income                                             2,119             3,934
 --------------------------------------------------------------------------------------
                                     TOTAL REVENUES       486,762           484,041
 --------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES:
   Benefits to policyholders:
     Traditional and pre-need life insurance              108,435           100,581
     Interest sensitive investment products                 1,159             4,451
     Accident and health claims                           218,995           191,279
 --------------------------------------------------------------------------------------
                                                          328,589           296,311
 --------------------------------------------------------------------------------------
   Policyholder dividends                                     572               116
   Amortization of deferred policy acquisition
    costs                                                  13,295            11,872
   Insurance commissions                                   33,741            40,047
   General and administrative expenses                     76,205            70,152
 --------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES       452,402           418,498
 --------------------------------------------------------------------------------------
 Income before income taxes                                34,360            65,543
 Income tax expense
 Current                                                   24,184            18,034
 Deferred                                                 (12,816)            4,112
 --------------------------------------------------------------------------------------
                                                           11,368            22,146
 --------------------------------------------------------------------------------------
                                         NET INCOME      $ 22,992          $ 43,397
 --------------------------------------------------------------------------------------
 OTHER COMPREHENSIVE LOSS:
 Unrealized gain (loss) on investments                     77,488            33,456
 --------------------------------------------------------------------------------------
                               COMPREHENSIVE INCOME      $100,480          $ 76,853
 --------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                       NINE MONTHS ENDED SEPTEMBER 30,
 --------------------------------------------------------------------------------------

                                                               2002              2001
                                                        (unaudited)       (unaudited)
 --------------------------------------------------------------------------------------
                                                               (In thousands)
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                           $    64,849       $   100,729
   Adjustments to reconcile net income to net cash
    provided by operating activities:
     Provision for depreciation and amortization of
      goodwill                                                1,003             2,349
     Amortization of gain on reinsured business             (46,282)          (33,883)
     Amortization of investment (discounts)
      premiums, net                                          (1,688)             (534)
     Net realized losses (gains) on sold
      investments                                            41,736            (8,483)
     Policy acquisition costs deferred                      (49,220)          (61,395)
     Amortization of deferred policy acquisition
      costs                                                  35,120            44,096
     Provision for deferred federal income taxes              7,408          (115,736)
     (Decrease) increase in income taxes payable            (73,358)          166,935
     Change in receivables, accrued investment
      income, unearned premiums, accrued expenses,
      other assets, due to and from affiliates and
      other liabilities                                       7,260            66,199
     Increase in future policy benefit reserves for
      traditional, interest sensitive and accident
      and health policies                                   137,696            65,798
     Decrease in other policy claims and benefits
      and policyholder dividends payable                    (11,312)             (797)
     Gain on sale of property and equipment                      --            (2,782)
 --------------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES         113,212           222,496
 --------------------------------------------------------------------------------------
 CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of fixed maturity investments               (1,572,410)       (1,120,226)
   Sales and repayments of fixed maturity
    investments                                           1,309,567         1,363,064
   Increase (decrease) in short-term investments            104,447          (362,904)
   Purchases of other investments                           (69,225)         (280,301)
   Sales of other investments                               120,614           333,399
   (Purchases) sales of property and equipment                 (147)           20,670
   Cash disbursed pursuant to reinsurance agreement          (6,697)           (1,605)
 --------------------------------------------------------------------------------------
              NET CASH USED IN INVESTING ACTIVITIES        (113,851)          (47,903)
 --------------------------------------------------------------------------------------
 CASH FLOWS FROM FINANCING ACTIVITIES:
   Activities related to investment products:
     Considerations received                                     --            43,713
     Surrenders and death benefits                               --           (79,329)
     Dividends paid                                              --           (75,000)
     Interest credited to policyholders                          --             7,174
   Change in foreign exchange rate                             (782)            4,035
 --------------------------------------------------------------------------------------
              NET CASH USED IN FINANCING ACTIVITIES            (782)          (99,407)
 --------------------------------------------------------------------------------------
 (Decrease) increase in cash and cash equivalents            (1,421)           75,186
 Cash and cash equivalents at beginning of year              11,704            17,084
 --------------------------------------------------------------------------------------
           CASH AND CASH EQUIVALENTS AT END OF YEAR     $    10,283       $    92,270
 --------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                       NINE MONTHS ENDED SEPTEMBER 30,
 --------------------------------------------------------------------------------------

                                                         2002              2001
 --------------------------------------------------------------------------------------
                                                               (In thousands)
 SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING
  ACTIVITIES:
   Assets and liabilities transferred in
    reinsurance transactions:
     Cessations of FFG in 2001
       Non-cash assets (ceded) received:
         Compensation for ceded liabilities              $    --         $  (500,000)
         Fixed maturities                                     --            (161,579)
         Other investments                                    --            (196,987)
         Capital gains on assets transferred                  --               4,988
         Other assets                                         --             (19,597)
         Deferred acquisition costs                           --            (441,555)
 --------------------------------------------------------------------------------------
             TOTAL VALUE OF ASSETS (CEDED) RECEIVED      $    --         $(1,314,730)
 --------------------------------------------------------------------------------------
       Non-cash liabilities ceded (assumed):
         Ceding commission                               $    --         $   500,000
         Future policy benefit reserves                       --           1,049,136
         Claim liabilities and dividends payable              --              14,928
         Unearned premium reserves                            --                 241
         Separate accounts seed money liability               --             (21,387)
         Other liabilities                                    --             (24,996)
         Proceeds reallocation                                --             198,750
 --------------------------------------------------------------------------------------
                  TOTAL LIABILITIES CEDED (ASSUMED)      $    --         $ 1,716,672
 --------------------------------------------------------------------------------------
       Deemed dividend to parent                         $    --         $  (198,750)
       Deferred tax asset                                     --              69,633
 --------------------------------------------------------------------------------------
                      NET DEEMED DIVIDEND TO PARENT      $    --         $  (129,117)
 --------------------------------------------------------------------------------------
     Assumptions of Protective DBD in 2001 and UFL
      in 1999:
       Non-cash assets assumed:
         Goodwill and intangibles                        $(3,796)        $        --
         Other assets                                      1,435                  --
         Federal income tax recoverable                   (2,044)                 --
 --------------------------------------------------------------------------------------
                               TOTAL ASSETS ASSUMED      $(4,405)        $        --
 --------------------------------------------------------------------------------------
       Non-cash liabilities assumed
     Future policy benefit reserves                      $   208         $        --
     Accrued expenses and other liabilities               (2,500)                 --
 --------------------------------------------------------------------------------------
                          TOTAL LIABILITIES ASSUMED      $(2,292)        $        --
 --------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(IN THOUSANDS)

 -----------------------------------------------------------------------------

GENERAL: The accompanying unaudited financial statements of Fortis Benefits Insurance Company contain all adjustments necessary to present fairly the balance sheet as of September 30, 2002 and the related statement of income for the nine months ended September 30, 2002 and 2001, and cash flows for the nine months ended September 30, 2002 and 2001.

Income tax payments were $98,763 and $1,323 for the nine months ended September 30, 2002 and 2001, respectively.

The classification of fixed maturity investments is to be made at the time of purchase and, prospectively, that classification is expected to be reevaluated as of each balance sheet date. At September 30, 2002, all fixed maturity and equity securities are classified as available-for-sale and carried at fair value.

The amortized cost and fair values of investments available-for sale were as follows at September 30, 2002:

                                                                Gross              Gross
                                           Amortized          Unrealized         Unrealized
                                              Cost              Gains              Losses           Fair Value
                                           -------------------------------------------------------------------
  Fixed maturities:
    Governments                            $  164,696          $ 12,771           $    60           $  177,407
    Public utilities                          251,017            18,468            10,318              259,167
    Industrial and miscellaneous            2,009,424           153,778            70,103            2,093,099
    Other                                     538,358            24,233                17              562,574
                                           -------------------------------------------------------------------
Total fixed maturities                      2,963,495           209,250            80,498            3,092,247
                                           -------------------------------------------------------------------
  Equity securities                           128,908             6,604             9,630              125,882
                                           -------------------------------------------------------------------
                                    TOTAL  $3,092,403          $215,854           $90,128           $3,218,129
                                           -------------------------------------------------------------------

The amortized cost and fair value in fixed maturities at September 30, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              Amortized
                                                                 Cost            Fair Value
                                                              -----------------------------
Due in one year or less                                       $   61,569         $   62,106
Due after one year through five years                            326,016            343,270
Due after five years through ten years                           931,356            964,955
Due after ten years                                            1,644,554          1,721,916
                                                              -----------------------------
                                                       TOTAL  $2,963,495         $3,092,247
                                                              -----------------------------

Proceeds from sales of investments in fixed maturities in the nine-month period ended September 30, 2002 and September 30, 2001 were $1,309,567 and $1,363,064 respectively. Gross gains of $23,260 and $33,882 and gross losses of $68,180 and $37,092 were realized during the nine month periods ended September 30, 2002 and 2001, respectively.

MORTGAGE LOANS

The Company has issued commercial mortgage loans on properties located throughout the United States. Approximately 37.0% of outstanding principal is concentrated in the states of New York, California and Florida, at September 30, 2002. The Company has a diversified loan portfolio with a small average size, which greatly reduces any loss exposure. The Company has established a reserve for mortgage loans.

Effective as of July 1, 2001, Fortis Benefits Insurance Company, a Minnesota insurance company ("FBIC"), completed a merger in which Pierce National Life Insurance Company, a California insurance company ("PNL"), merged with and into FBIC (the "Merger"). Immediately prior to the Merger, both FBIC and PNL were indirect wholly owned subsidiaries of Fortis, Inc., a Nevada corporation and a holding company for certain insurance companies in the United States. The Merger was completed as part of an internal reorganization being effected by Fortis, Inc. with respect to certain of its life and health insurance companies. The PNL business is primarily pre-need life insurance designed to pre-fund funeral expenses and is sold as individual life and annuity products. The transaction will be accounted for as a statutory merger.

Disposal of Fortis Financial Group (the "Division"): On April 1, 2001,
Fortis, Inc. completed the sale (the "Sale") of its Division to The Hartford Financial Services Group ("Hartford") for
$1.12 billion. The Division includes, among other blocks of business, certain individual life insurance policies (including variable universal life insurance policies) and all annuity contracts (collectively, the "Insurance Contracts") written by the Company and some of its affiliates.

To effect the Sale as it relates to the Company, Hartford reinsured the Insurance Contracts on a 100% coinsurance basis, with the variable products on a modified coinsurance basis, and agreed to administer the Insurance Contracts prospectively. The Company received $500 million as part of the reinsurance agreement. The Sale also included Hartford's purchase of certain real and personal property owned by the Company and used in connection with the Division's business for which the Company received $21 million.

The $1.12 billion purchase price was reallocated amongst the Company and other affiliates involved in the sale. The Sale resulted in a pre-tax deferred gain of approximately $395 million for the Company. The deferred gain will be amortized at the rate that earnings from the business sold would have been expected to emerge. Amortization of $43,670 has been included in income during the nine months ended September 30, 2002. The Company ceded $236,009 of premiums and $908,753 of reserves to Hartford through September 30, 2002.

In the fourth quarter of 2001, the Company entered into a reinsurance agreement with Protective Life Corporation (Protective). The agreement, which became effective December 31, 2001, provided for the assumption of Protective's Dental Benefits Division on a 100% co-insurance basis. The Company assumed approximately $75,000 of reserves, $244,000 of assets including $147,000 of goodwill, and paid net cash of approximately $169,000 as of December 31, 2001.

Net Investment Income and Net Realized (Losses) Gains on Investments: Major categories of net investment income and realized (losses) gains on investments for the first nine months of each year were as follows:

                                                                                    Realized Gain (Loss)
                                                    Investment Income                  on Investments
                                                ----------------------------------------------------------
                                                    2002             2001             2002            2001
                                                ----------------------------------------------------------
  Fixed maturities                              $152,072         $166,833         $(44,920)        $(3,210)
  Preferred stocks                                 4,687            1,784              (66)             61
  Common stocks                                    3,490            9,658            2,400             815
  Mortgage loans on real estate                   39,142           50,595              919           7,810
  Policy loans                                       422            2,010               --              --
  Short-term investments                             178              846              (69)           (110)
  Real estate and other investments                1,945            1,219               --           3,117
                                                ----------------------------------------------------------
                                                 201,936          232,945          (41,736)          8,483
                                                                                  ------------------------
  Expenses                                        (5,905)          (4,805)
                                                -------------------------
                                                $196,031         $228,140
                                                -------------------------

FORTIS BENEFITS INSURANCE COMPANY
MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS
SEPTEMBER 30, 2002 COMPARED TO SEPTEMBER 30, 2001

 -----------------------------------------------------------------------------

REVENUES

Fortis Benefits Insurance Company (the "Company") distributes its products through a network of independent agents, brokers and financial institutions. The Company's major products offered are group dental, group disability, group medical, group life, pre-need annuity and life and accidental death coverages.

On December 31, 2001, the Company purchased (the "Purchase") the Dental Benefits Division of Protective Life Corporation ("Protective"). The Purchase includes primarily group dental products. The Company reinsured this business on a 100% coinsurance basis and will perform all administration activities. The Company assumed approximately $75 million of reserves, $244 million of assets including $147 million of goodwill, and paid net cash of approximately $169 million.

The purchase of the Protective business accounts for a $153 million increase in accident and health premiums from September 30, 2001 to September 30, 2002. During 2001, the Company began offering a new accidental death product through financial institutions. This business represents 6.6% and 3.6% of total accident and health premium as of September 30, 2002 and 2001 respectively. Rate increases in the group medical line resulted in a 19% decrease of group medical premium due to non-renewal of existing business and lower new sales.

Strong sales in the pre-need annuity and life line resulted in an increase of pre-need premium from nine months ended September 30, 2001 to nine months ended September 30, 2002 of 5%. On April 1, 2001, the Company entered into a coinsurance agreement with Hartford Financial Services Group ("Hartford") whereby the Company ceded the Investment Product block of business to the Hartford. Premium on this business represented 0% and 3.7% of total Company premium income for nine months ended September 30, 2002 and 2001, respectively.

The Company continues to match investment portfolio composition to liquidity needs and capital requirements. Changes in interest rates during 2002 and 2001 resulted in recognition of realized gains and losses upon sales of securities. The Company had net capital losses from fixed maturity investments of $44.9 million and $3.2 million for the first nine months of 2002 and 2001, respectively.

BENEFITS

The total year-to-date policyholder benefit to premium ratio decreased from 79.1% to 78.2% from September 30, 2001 to September 30, 2002. The group dental, group disability, group medical, group life and pre-need benefit to premium ratios for the nine months ended September 30, were 73%, 88%, 65%, 75% and 102% respectively in 2002 and 75%, 86%, 75%, 73% and 100% respectively in 2001. Group disability claim incidence is higher and terminations lower during the nine months ended September 30, 2002 as compared to the same period ended
September 30, 2001. The 10% decrease in the group medical benefit to premium ratio during the nine months of 2002 compared to the same period in 2001 is a result of pricing increases and improved administration on this business.

EXPENSES

Commission rates have increased slightly from levels in 2001. This is primarily due to changes in the mix of business by product lines as well as the change in first year versus renewal premiums.

The Company's general and administrative expense to premium ratio has decreased slightly from 18.8% at September 30, 2001 to 18.4% at September 30, 2002. 2001 expenses associated with the business reinsured by the Hartford had proportionally higher expenses on premium revenue than the remaining business' expense to premium levels. Offsetting this 2001 to 2002 decrease in expense to premium ratio are expense increases related to systems project costs. The Company continues to monitor expenses, striving to improve the expense to premium ratio, while maintaining quality and timely services to policyholders.

MARKET RISK AND RISK MANAGEMENT

Interest rate risk is the Company's primary market risk exposure. Substantial and sustained increases and decreases in market interest rates can affect the profitability of insurance products and market value of investments. The yield realized on new investments generally increases or decreases in direct relationship with interest rate changes. The market value of the Company's fixed maturity and mortgage loan portfolios generally increases when interest rates decrease, and decreases when interest rates increase.

Interest rate risk is monitored and controlled through asset/ liability management. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. A major component of the Company's asset/liability management program is structuring the investment portfolio with cash flow characteristics consistent with the cash flow characteristics of the Company's insurance liabilities. The Company uses computer models to perform simulations of the cash flow generated from existing insurance policies under various interest rate scenarios. Information from these models is used in the determination of interest crediting strategies and investment strategies. The asset/liability management discipline includes strategies to minimize exposure to loss as market interest rates change. On the basis of these analyses, management believes there is no material solvency risk to the Company with respect to interest rate movements up or down of 100 basis points from year-end levels.

Equity market risk exposure is not significant. Equity investments in the general account are not material enough to threaten solvency and contract owners bear the investment risk related to the variable products. Therefore, the risks associated with the investments supporting the variable separate accounts are assumed by contract owners, not by the Company. The Company provides certain minimum death benefits that depend on the performance of the variable separate accounts. Currently the majority of these death benefit risks are reinsured which then protects the Company from adverse mortality experience and prolonged capital market decline.

LIQUIDITY AND CAPITAL RESOURCES

The market value of cash, short-term investments and publicly traded bonds and stocks is at least equal to all policyholder reserves and liabilities. The Company's portfolio is readily marketable and convertible to cash to a degree sufficient to provide for short-term needs. The Company consistently monitors its liability durations and invests assets accordingly. The Company has no material commitments or off-balance sheet financing arrangements, which would reduce sources of funds in the upcoming year.

The National Association of Insurance Commissioners has implemented risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. Based upon current calculations using these risk-based capital standards, the Company's percentage of total adjusted capital is in excess of ratios, which would require regulatory attention.

The Company's fixed maturity investments consisted of 96.5% investment grade bonds as of September 30, 2002 and the Company does not expect this percentage to change significantly in the future.

REGULATION

The Company is subject to the laws and regulations established by the Minnesota State Insurance Department governing insurance business conducted in Minnesota. Periodic audits are conducted by the Minnesota Insurance Department related to the Company's compliance with these laws and regulations. To date, there have been no adverse findings regarding the Company's operations.

                                     PART II

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Fortis Benefits Insurance Company ("Fortis") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriter and Servicing Agreement.(1)

     (d)  Form of Variable Life Insurance Policy.(2)

     (e)  Form of Application for Variable Life Insurance Policy.(1)

     (f)  Articles of Incorporation of Fortis(3) and Bylaws of Fortis(3)

     (g)  Form of Reinsurance Contract.(3)

     (h)  Form of Participation Agreement.(3)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Douglas R. Lowe, corporate counsel of Fortis Benefits Insurance Company.

     (l)  Opinion and Consent of Kay M. Doughty, FSA, MAAA.(1)

     (m)  Not Applicable.

     (n)  (1)  Not Applicable.(4)

          (2) Consent of PricewaterhouseCoopers LLP, Independent Public Accountants.

          (3)  Consent of Ernst & Young LLP, Independent Public Accountants.

--------

(1) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243 filed with the Commission on April 22, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, File No. 33-03919, dated April 22, 2002.

(3) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(4) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Copy of Power of Attorney.

     (s)  Organizational Chart.(2)

Item 28.  Officers and Directors.

NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
----------------------------------------------------------------------------------------------------
Robert Brian Pollock (1)                     President, and Chief Executive Officer
----------------------------------------------------------------------------------------------------
Benjamin Cutler (4)                          Executive Vice President (President - Fortis Health)
----------------------------------------------------------------------------------------------------
Michael John Peninger (3)                    Executive Vice President (President - Group Nonmedical)
----------------------------------------------------------------------------------------------------
J. Kerry Clayton (1)                         Chairman of the Board, Director
----------------------------------------------------------------------------------------------------
Arie Aristide Fakkert (2)                    Director
----------------------------------------------------------------------------------------------------
A.W. Feagin (5)                              Director
----------------------------------------------------------------------------------------------------
Lesley Silvester (1)                         Director
----------------------------------------------------------------------------------------------------
Larry M. Cains (1)                           Treasurer
----------------------------------------------------------------------------------------------------

(1)  Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address:  Fortis, Archmideslaan 6, 3500 GA Utrecht, The Netherlands.

(3)  Address:  2323 Grand Avenue, Kansas City, MO 64108.

(4)  Address:  515 West Wells, Milwaukee, WI 53201.

(5)  Address:  10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

             See Item 27, Exhibit 27(s).

-----------------
(1) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement File No. 33-65243 filed with the Commission on May 29, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

Item 30:  Indemnification

             Fortis Benefit's By-Laws provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Minnesota law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

             There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

         First Fortis Life Insurance Company - Separate Account A
         Fortis Benefits Insurance Company - Variable Account C
         Fortis Benefits Insurance Company - Variable Account D

         (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL BUSINESS ADDRESS                 TITLE
         -----------------------------------                 -----
         Robert Kerner**                                     Director, Chief Executive Officer and President
         Richard Fergesen*                                   Chief Financial Officer, Treasurer and Financial Principal
         Walter White*                                       Director, Senior Vice President of Operations and
                                                             Operations Principal
         John Hite*                                          Vice President, Secretary and Chief Legal Officer
         Brian Murphy*                                       Vice President
         Mark Cadalbert*                                     Chief Compliance Officer
         Sarah Harding*                                      Assistant Secretary
         Lois Grady*                                         Director

         -----------------
         *   Address: 500 Bielenberg Drive, Woodbury, MN 55125.

         **  200 Hopmeadow Street, Simsbury CT 06089

         (c)  None.

Item 32. Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Fortis Benefits Insurance Company:                        576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                        500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

Item 33. Management Services

         Effective April 1, 2001, Fortis contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Fortis.

Item 34. Representation of Reasonableness of Fees

         Fortis hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Fortis.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 21st day of January, 2003.

FORTIS BENEFITS INSURANCE COMPANY
VARIABLE ACCOUNT C
 (Registrant)

By: Robert B. Pollock                           *By: /s/ Marianne O'Doherty
    -----------------------------                    ----------------------
    Robert B. Pollock, President*                        Marianne O'Doherty
                                                         Attorney-In-Fact

FORTIS BENEFITS LIFE INSURANCE COMPANY
(Depositor)

By: Robert B. Pollock
    -----------------------------
    Robert B. Pollock, President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

J. Kerry Clayton
    Chairman of the Board*

Arie Aristide Fakkert
    Director*

Alan W. Feagin
    Director*

Robert Brian Pollock                            *By: /s/ Marianne O'Doherty
    President and Director                           -----------------------
    Chief Executive Officer*                             Marianne O'Doherty
                                                         Attorney-in-Fact
Michael John Peninger
    Director*                                   Date:  January 21, 2003

Larry M. Cains
    Treasurer, Principal Accounting
    Officer, and Principal Financial Officer*

Lesley Silvester
    Director*

33-03919

                                  EXHIBIT INDEX

27(k) Opinion and Consent of Douglas R. Lowe, corporate counsel of Fortis Benefits Insurance Company.

27(n)(2)  Consent of PricewaterhouseCoopers LLP, Independent Public Accountants.

27(n)(3)  Consent of Ernst & Young LLP, Independent Public Accountants.

27(r)     Copy of Power of Attorney.